As filed with the Securities and Exchange Commission on June 29, 2011
                          1933 Act File No. 333-174308

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                          Touchstone Funds Group Trust
               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                   J.P. Morgan
                             303 Broadway, Suite 900
                              Cincinnati, OH 45202
                                  513-878-4066

                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John Ford, Esq.
                               Pepper Hamilton LLP
                                Two Logan Square
                           Eighteenth and Arch Streets
                             Philadelphia, PA 19103
                                  215-981-4009

This Amendment to the Registration Statement on Form N-14 of Touchstone Funds Group Trust, filed with the Securities and Exchange Commission on June 29, 2011 (File No. 333-174308) is being filed to add Exhibit (14) to Part C of the Registration Statement and to make changes to Parts A and B of the Registration Statement. It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

June 29, 2011

                       THE NOTTINGHAM INVESTMENT TRUST II
                       EARNEST Partners Fixed Income Trust

Dear Shareholder:

      The Prospectus/Proxy Statement that accompanies this letter describes a proposed reorganization of the EARNEST Partners Fixed Income Trust, a series of The Nottingham Investment Trust II, into the Touchstone Total Return Bond Fund, a series of Touchstone Funds Group Trust (the "Reorganization"). You are being asked to vote on the Reorganization. The Board of Trustees of The Nottingham Investment Trust II has approved the Reorganization and recommends that you vote FOR the Reorganization.

      The Prospectus/Proxy Statement contains details about the Touchstone Total Return Bond Fund's investment goal, policies, management and costs that are important for you to know. I urge you to take the time to review it carefully. The Touchstone Total Return Bond Fund's investment goal and principal investment strategies are similar to those of the EARNEST Partners Fixed Income Trust.

      I would like to answer some initial basic questions about the proposed Reorganization.

WHY ARE YOU DOING THIS?

      EARNEST Partners, LLC, the investment advisor to the EARNEST Partners Fixed Income Trust, and Touchstone Advisors, Inc., the investment advisor to the Touchstone Total Return Bond Fund, consider the proposed Reorganization to be consistent with their respective business strategies, as well as with each firm's desire to act in the best interests of the funds' shareholders. It is expected that the Reorganization will provide the shareholders of the EARNEST Partners Fixed Income Trust the opportunity to participate in a significantly larger fund family through the Touchstone Total Return Bond Fund. The Touchstone Total Return Bond Fund is part of the Touchstone Family of Funds, which is comprised of 42 mutual funds. Touchstone Advisors is the investment advisor to each of the funds within the Touchstone Family of Funds and, as of March 31, 2011, Touchstone Advisors had $7.3 billion in assets under management. In addition, the Reorganization may benefit shareholders of the EARNEST Partners Fixed Income Trust by achieving operating efficiencies and reducing operating expenses, for example, by utilizing the distribution capabilities of Touchstone Securities, Inc., the distributor of the Touchstone Total Return Bond Fund. For the reasons noted above, and for the reasons noted in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board of Trustees of the Touchstone Total Return Bond Fund and the EARNEST Partners Fixed Income Trust approved the Reorganization.

WHAT WILL HAPPEN TO MY EXISTING SHARES?

      If shareholders of the EARNEST Partners Fixed Income Trust approve the Reorganization, your shares of the EARNEST Partners Fixed Income Trust will be exchanged for shares of the Touchstone Total Return Bond Fund. Therefore, in exchange for Institutional Class shares or Investor Class shares of the EARNEST Partners Fixed Income Trust that you own at the time of the Reorganization, you will receive Class Y shares or Class A shares, respectively, of the Touchstone Total Return Bond Fund. The shares of the Touchstone Total Return Bond Fund that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of the EARNEST Partners Fixed Income Trust immediately prior to the Reorganization so that there will be no change in the value of your investment solely as a result of the Reorganization.

HOW WILL THE FEES COMPARE?

      Touchstone Advisors, Inc., the advisor to the Total Return Bond Fund, has contractually agreed to waive its fees and reimburse expenses through January 27, 2013. EARNEST Partners, LLC, the advisor to the EARNEST Partners Fixed Income Trust, has contractually agreed to waive its fees and reimburse expenses through July 31, 2011 ("Nottingham Expense Limitation Agreement"). However, EARNEST Partners, LLC has advised the Board of Trustees of the Nottingham Investment Trust II that it will not renew the Nottingham Expense Limitation Agreement at the end of its current term on July 31, 2011. Assuming that the Reorganization is consummated, the net operating expenses of the Touchstone Total Return Bond Fund are expected to be lower than the net operating expenses of the EARNEST Partners Fixed Income Trust would be if the Reorganization was not consummated. Investor Class shareholders of the EARNEST Partners Fixed Income Trust will not pay any initial sales charges in connection with the Reorganization. Also, Investor Class shareholders of the EARNEST Partners Fixed Income Trust that will receive Class A shares of the Touchstone Total Return Bond Fund will not pay an initial sales charge on any additonal purchases of Class A shares of the Touchstone Total Return Bond Fund after the Reorganization takes place.

WILL I HAVE TO PAY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATION?

      Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares of the EARNEST Partners Fixed Income Trust for shares of the Touchstone Total Return Bond Fund. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

WHAT ARE MY CHOICES?

      On the enclosed proxy card you have three options. You may vote YES, as the Trustees of The Nottingham Investment Trust II recommend. You may vote NO, or you may ABSTAIN. With regard to an Abstain vote, an Abstain vote is effectively the equivalent of a No vote because approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the EARNEST Partners Fixed Income Trust. The term "majority of the outstanding voting securities," as defined in the Investment Company Act of 1940 and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the EARNEST Partners Fixed Income Trust present at a meeting if more than 50% of the outstanding voting securities of the EARNEST Partners Fixed Income Trust are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the EARNEST Partners Fixed Income Trust. If the shareholders of the EARNEST Partners Fixed Income Trust do not approve the Reorganization, the Board of Trustees may consider other possible courses of action in the best interest of shareholders.

WHERE WILL THE MEETING BE HELD?

      Shares will be voted at a Special Meeting of Shareholders to be held at 10:00 a.m. Eastern Time, on July 27, 2011, at the offices of The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27803. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Alternatively, you may follow the instructions on your proxy card to call in your vote or vote through the Internet. Your vote is important no matter how many shares you own.

      If you have any questions about the proxy card, please call The Nottingham Investment Trust II at 877-892-4226. If we do not receive your vote within a few days, you may be contacted by Broadridge, our proxy solicitor, who will remind you to vote.

      Thank you for considering the proposal carefully.

Sincerely,

/s/ Douglas S. Folk

Douglas S. Folk
President and Principal Executive Officer
EARNEST Partners Fixed Income Trust

                       THE NOTTINGHAM INVESTMENT TRUST II

               116 SOUTH FRANKLIN STREET, P. O. BOX 69 ROCKY MOUNT
                            NORTH CAROLINA 27803-0365

                       EARNEST PARTNERS FIXED INCOME TRUST

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           To Be Held on July 27, 2011

To the Shareholders of the EARNEST Partners Fixed Income Trust:

      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the EARNEST Partners Fixed Income Trust of The Nottingham Investment Trust II, will be held at the offices of The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27803 on July 27, 2011 at 10:00 a.m. Eastern Time, and any adjournment or postponement thereof (the "Special Meeting") for the following purpose:

      To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of the EARNEST Partners Fixed Income Trust (the "EARNEST Fund"), a series of The Nottingham Investment Trust II, by the Touchstone Total Return Bond Fund (the "Touchstone Fund"), a series of Touchstone Funds Group Trust, in exchange for shares of the Touchstone Fund and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund. The Plan also provides for pro rata distribution of shares of the Touchstone Fund to shareholders of the EARNEST Fund in liquidation and subsequent termination of the EARNEST Fund.

      The Board of Trustees has fixed the close of business on June 10, 2011 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                          By order of the Board of Trustees

                                          /s/ Jack E. Brinson

                                          Jack E. Brinson
                                          Chairman
                                          The Nottingham Investment Trust II
June 29, 2011

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

      REGISTRATION                                  VALID SIGNATURE
      ------------                                  ---------------

      CORPORATE ACCOUNTS
      ------------------

      (1)   ABC Corp. . . . . . . . . . . . . . . . ABC Corp.

      (2)   ABC Corp. . . . . . . . . . . . . . . . John Doe, Treasurer

      (3)   ABC Corp.
            c/o John Doe, Treasurer . . . . . . . . John Doe

      (4)   ABC Corp. Profit Sharing Plan . . . . . John Doe, Trustee

      TRUST ACCOUNTS
      --------------

      (1)   ABC Trust . . . . . . . . . . . . . . . Jane B. Doe, Trustee

      (2)   Jane B. Doe, Trustee
            u/t/d 12/28/78  . . . . . . . . . . . . Jane B. Doe

      CUSTODIAL OR ESTATE ACCOUNTS
      ----------------------------

      (1)   John B. Smith, Cust.
            f/b/o John B. Smith, Jr. UGMA . . . . . John B. Smith

      (2)   Estate of John B. Smith . . . . . . . . John B. Smith, Jr., Executor

                           PROSPECTUS/PROXY STATEMENT

                    Acquisition of Assets and Liabilities of

                       EARNEST PARTNERS FIXED INCOME TRUST

                                   a series of

                       THE NOTTINGHAM INVESTMENT TRUST II

                     116 South Franklin Street, P. O. Box 69
                     Rocky Mount, North Carolina 27803-0365
                                 (800) 525-3863

                        By And In Exchange For Shares of

                        TOUCHSTONE TOTAL RETURN BOND FUND

                                   a series of

                          TOUCHSTONE FUNDS GROUP TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                                  June 29, 2011

      This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of the EARNEST Partners Fixed Income Trust (the "EARNEST Fund") for consideration at a Special Meeting of Shareholders of the EARNEST Fund to be held on July 27, 2011 at 10:00 a.m. Eastern Time at the offices of The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27803, and any adjournment or postponement thereof (the "Meeting"). The statement of additional information, dated June 29, 2011, which relates to this Prospectus/Proxy Statement and the proposed reorganization is available upon oral or written request and without charge by calling (800) 525-3863 or by writing to EARNEST Partners Fixed Income Trust, c/o Nottingham Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina, 27803-0365 and is incorporated herein by reference.

                                    GENERAL

      The Board of Trustees of The Nottingham Investment Trust II has approved the proposed reorganization of the EARNEST Fund into the Touchstone Total Return Bond Fund (the "Touchstone Fund"), a series of Touchstone Funds Group Trust. Each Fund is an open-end management investment company. The EARNEST Fund and the Touchstone Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds." Touchstone Funds Group Trust and The Nottingham Investment Trust II are sometimes referred to in this Prospectus/Proxy Statement individually as a "Trust" and collectively as the "Trusts."

      In the reorganization, the assets of the EARNEST Fund will be transferred to the Touchstone Fund in exchange for Class Y shares and Class A shares of the Touchstone Fund and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund (the "Reorganization") upon the terms and conditions of and as set forth in the Agreement and Plan of Reorganization (the "Plan") between the Funds. If the Reorganization is approved, shares of the Touchstone Fund will be distributed to shareholders of the EARNEST Fund in liquidation of the EARNEST Fund, and the EARNEST Fund will be terminated as a series of The Nottingham Investment Trust II. If you own Institutional Class shares of the EARNEST Fund you will receive Class Y shares of the Touchstone Fund. If you own Investor Class shares of the EARNEST Fund you will receive Class A shares of the Touchstone Fund. The total value of your investment will not change as a result of the Reorganization. You will not incur any sales loads or similar transaction charges as a result of the Reorganization. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

      Because you, as a shareholder of the EARNEST Fund, are being asked to approve transactions that will result in you holding shares of the Touchstone Fund, this Proxy Statement also serves as a Prospectus for the Touchstone Fund. This Prospectus/Proxy Statement, which you should retain for future reference, contains important information about the Touchstone Fund that you should know before voting or investing. Please read it carefully. Additional information concerning the EARNEST Fund and the Touchstone Fund is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC") and all of the documents described below are incorporated herein by reference (meaning that they are legally considered to be part of this Prospectus/Proxy Statement):

------------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT THE EARNEST FUND:                                   HOW TO OBTAIN THIS INFORMATION:
------------------------------------------------------------------------------------------------------------------------
Annual Report of The Nottingham Investment Trust II relating to the   Copies are available upon request and without
Fund for the year ended March 31, 2011                                charge if you:

Prospectus of The Nottingham Investment Trust II relating to the      o    Write to the EARNEST Partners Fixed Income
Fund dated July 29, 2010, as amended and supplemented from time to         Trust Institutional Class Shares or
time ("EARNEST Prospectus")                                                Investor Class Shares, c/o Nottingham
                                                                           Shareholder Services, 116 South Franklin
                                                                           Street, Post Office Box 4365, Rocky Mount,
                                                                           North Carolina, 27803-0365; or

                                                                      o    Call (800) 525-3863 toll-free.



------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT THE TOUCHSTONE FUND:                                HOW TO OBTAIN THIS INFORMATION:
------------------------------------------------------------------------------------------------------------------------
Prospectus of the Touchstone Funds Group Trust relating to the Fund   A copy is available upon request and without
dated January 28, 2011 as amended from time to time ("TFGT            charge if you:
Prospectus")
                                                                      o    Write to the Touchstone Funds Group Trust
Statement of Additional Information of the Touchstone Funds Group          at P.O. Box 5354, Cincinnati, OH
Trust relating to the Fund dated January 28, 2011 as amended from          45201-5354; or
time to time ("TFGT SAI")
                                                                      o    Call (800) 543-0407 toll-free.
Annual Report of the Touchstone Funds Group Trust relating to the
Fund for the year ended September 30, 2010

Semi-Annual Report of Touchstone Funds Group Trust relating to the
Fund for the semiannual period ended March 31, 2011

------------------------------------------------------------------------------------------------------------------------

      You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

      AN INVESTMENT IN THE TOUCHSTONE FUND:

o     IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK

o IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

o     IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

o     INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL
      INVESTMENT

                                                 TABLE OF CONTENTS
SUMMARY.........................................................................................................
         Why is the Reorganization being proposed? .............................................................
         What are the key features of the Reorganization?.......................................................
         After the Reorganization, what shares of the Touchstone Fund will I own?...............................
         How will the Reorganization affect me?.................................................................
         How do the Trustees recommend that I vote?.............................................................
         How do the Funds' investment goals and principal investment strategies compare?..........................................................................................
         How do the Funds' investment limitations compare?......................................................
         How do the Funds' fees and expenses compare?...........................................................
         How do the Funds' performance records compare?.........................................................
         Will I be able to purchase, redeem and exchange shares the same way?...................................
         Will I be able to receive distributions the same way?..................................................
         Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?...............................................
         Will the Touchstone Fund have the same service providers as the EARNEST Fund?..........................
         What will be the primary federal income tax consequences of the Reorganization?........................
RISKS...........................................................................................................
         Are the risk factors for the Funds similar?............................................................
         What are the primary risks of investing in each Fund?..................................................
         Are there any other risks of investing in each Fund?...................................................
INFORMATION ABOUT THE REORGANIZATION............................................................................
         Reasons for the Reorganization.........................................................................
         Agreement and Plan of Reorganization...................................................................
         Description of the Securities to be Issued.............................................................
         Federal Income Tax Consequences........................................................................
         Pro Forma Capitalization...............................................................................
         Distribution of Shares.................................................................................
         Purchase and Redemption Procedures.....................................................................
         Exchange Privileges....................................................................................
         Dividend Policy........................................................................................
INFORMATION ON SHAREHOLDERS' RIGHTS.............................................................................
         Form of Organization...................................................................................
         Capitalization.........................................................................................
         Shareholder Liability..................................................................................
         Shareholder Meetings and Voting Rights.................................................................
         Liquidation............................................................................................
         Liability and Indemnification of Trustees..............................................................
VOTING INFORMATION CONCERNING THE MEETING.......................................................................
         Shareholder Information................................................................................
         Control Persons and Principal Holders of Securities....................................................
FINANCIAL STATEMENTS AND EXPERTS................................................................................
LEGAL MATTERS...................................................................................................
ADDITIONAL INFORMATION..........................................................................................
ADDITIONAL INFORMATION ABOUT THE EARNEST FUND...................................................................
OTHER BUSINESS..................................................................................................
EXHIBIT A: Form of Agreement and Plan of Reorganization......................................................A-1

                                     SUMMARY

      This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the EARNEST Prospectus, the TFGT Prospectus, the TFGT SAI and a form of the Agreement and Plan of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

      WHY IS THE REORGANIZATION BEING PROPOSED?

      EARNEST Partners, LLC ("EARNEST Partners"), the investment advisor to the EARNEST Fund, and Touchstone Advisors, Inc. ("Touchstone Advisors"), the investment advisor to the Touchstone Fund, consider the proposed Reorganization to be consistent with their respective business strategies, as well as with each firm's desire to act in the best interests of the Funds' shareholders. It is expected that the Reorganization will provide the shareholders of the EARNEST Fund the opportunity to participate in a significantly larger fund family through the Touchstone Fund. The Touchstone Fund is part of the Touchstone Family of Funds, which is comprised of 42 mutual funds. Touchstone Advisors is the investment advisor to each of the funds within the Touchstone Family of Funds and as of March 31, 2011, Touchstone Advisors had $7.3 billion in assets under management. In addition, the Reorganization may benefit shareholders of the EARNEST Fund by achieving operating efficiencies and reducing operating expenses, for example, by utilizing the distribution capabilities of Touchstone Securities, Inc., the distributor of the Touchstone Fund. For the reasons noted above, and for the reasons noted in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board of Trustees of the Touchstone Fund and the EARNEST Fund approved the Plan and the Reorganization.

      WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

      The Plan sets forth the key features of the Reorganization. A description of the Reorganization is set out in the Plan, a form of which is attached as Exhibit A. The Plan generally provides for the following:

      [_] the transfer of all of the assets of the EARNEST Fund to the Touchstone Fund in exchange for shares of the Touchstone Fund;

      [_] the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund;

      [_] the termination of the EARNEST Fund subsequent to the distribution of shares of the Touchstone Fund to the EARNEST Fund's shareholders in complete liquidation of the EARNEST Fund; and

      [_] the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

      The Reorganization is expected to be completed on or about July 29, 2011.

      AFTER THE REORGANIZATION, WHAT SHARES OF THE TOUCHSTONE FUND WILL I OWN?

      Shareholders owning Institutional Class shares of the EARNEST Fund will own Class Y shares of the Touchstone Fund. Shareholders owning Investor Class shares of the EARNEST Fund will own Class A shares of the Touchstone Fund. The new Touchstone Fund shares you receive will have the same total value as your shares of the EARNEST Fund as of the close of business on the day immediately prior to the Reorganization.

      HOW WILL THE REORGANIZATION AFFECT ME?

      It is anticipated that the Reorganization may benefit you for the reasons discussed in the section entitled "Information About the Reorganization - Reasons for the Reorganization," although no assurance can be given that the Reorganization will result in any such benefits.

      After the Reorganization, the EARNEST Fund will cease to exist and the value of your shares will depend on the performance of the Touchstone Fund. Neither the Funds nor the shareholders will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganization will be borne by Touchstone Advisors and EARNEST Partners.

      Touchstone Advisors is the advisor to the Touchstone Fund while the advisor to the EARNEST Fund is EARNEST Partners. The Touchstone Fund is sub-advised by EARNEST Partners and EARNEST Partners manages the Touchstone Fund in substantially the same way it manages the EARNEST Fund. After the Reorganization, the Touchstone Fund will continue to be sub-advised by EARNEST Partners.

      HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

      The Trustees of The Nottingham Investment Trust II, including the Trustees who are not "interested persons", as such term is defined in the Investment Company Act of 1940 (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interest of the shareholders of the EARNEST Fund and that their interests will not be diluted in value as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of shareholders of the EARNEST Fund and recommend a vote for the Plan.

      The Trustees of Touchstone Funds Group Trust have also approved the Plan on behalf of the Touchstone Fund.

      WHAT HAPPENS IF THE SPECIAL MEETING IS ADJOURNED?

      The special meeting could be adjourned if, for example, a quorum does not exist or if a quorum exists but sufficient votes to approve the Plan are not received. In determining whether to adjourn the special meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of votes voted for and against the Plan, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares that are represented at the special meeting in person or by proxy. For purposes of any adjournment, proxies will be voted "FOR" adjournment unless you direct otherwise by writing anywhere on the enclosed proxy that you will vote against any adjournments.

      HOW DO THE FUNDS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?

      The investment goals of the Funds are similar. The Touchstone Fund seeks current income with capital appreciation as a secondary goal while the EARNEST Fund seeks to preserve capital and maximize total return through active management of investment-grade fixed-income securities. The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Trustees of the applicable Trust without shareholder approval.

      Except as described below, the investment strategies of each Fund are similar.

      CREDIT QUALITY OF INVESTMENTS

      The EARNEST Fund generally invests at least 90% of its assets in investment-grade bonds while the Touchstone Fund generally invests at least 80% of its total assets in investment-grade debt securities. The EARNEST Fund may only invest up to 10% of its assets in securities that are below investment grade(also known as junk bonds). In contrast, the Touchstone Fund may invest up to 20% of its assets in securities that are below investment grade.

      INVESTMENTS IN FOREIGN SECURITIES

      The Touchstone Fund may invest in foreign securities as part of its principal investment strategy while the EARNEST Fund may not invest in foreign securities.

      The following table describes the investment goal and principal investment strategies of the EARNEST Fund and the Touchstone Fund.

--------------------------------------------------------------------------------------------------------
                   TOUCHSTONE FUND                            EARNEST FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT GOAL    Current income with capital appreciation   Preserve capital and maximize total
                   as a secondary goal.                       return through active management of
                                                              investment-grade fixed-income
                                                              securities.

--------------------------------------------------------------------------------------------------------
PRINCIPAL          The Touchstone Total Return Bond Fund      The Fund pursues its investment
INVESTMENT         invests, under normal circumstances, at    objective by investing in market sectors
STRATEGIES         least 80% of its net assets (including     or particular securities that the Fund's
                   borrowings for investment purposes) in     investment advisor, EARNEST Partners,
                   fixed income securities. This is a         LLC ("Advisor"), believes are
                   non-fundamental investment policy that     undervalued due to market
                   can be changed by the Fund upon 60 days'   inefficiencies, offering additional
                   prior notice to shareholders. Fixed        income and price appreciation potential
                   income securities consist of U.S.          relative to other debt securities of
                   government obligations, corporate debt     similar credit quality and interest rate
                   obligations, mortgage-backed securities,   sensitivity.
                   commercial mortgage-backed securities,
                   asset-backed securities, non-investment    The Advisor implements this strategy by
                   grade corporate debt obligations,          calculating an expected yield for
                   structured notes and foreign government    various market sectors and securities
                   debt obligations.  U.S. and foreign        and comparing the results to actual
                   government obligations include direct      market yield levels.  The expected yield
                   government obligations and those of        is calculated using such factors as
                   government agencies and                    quality, duration, liquidity, and the
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                   instrumentalities. Corporate debt          relationship between price and yield.
                   obligations include corporate bonds,       Investment decisions are made based upon
                   debentures, notes and other similar        opportunities the Advisor perceives to
                   instruments of U.S. and foreign            exist as a result of the differences in
                   corporations.  Investment grade fixed      the expected yield and the actual market
                   income securities include securities       level yield.
                   rated BBB- or higher by Standard &
                   Poor's Corporation ( "S&P ") or Baa3 or    The Advisor also considers the following
                   higher by Moody's Investors Services,      when selecting securities:
                   Inc. ( "Moody's ") or, if unrated by S&P
                   or Moody's, determined by the                  o    historical yield relationship
                   sub-advisor, EARNEST Partners LLC                   between a security and a
                   ("EARNEST"), to be of comparable                    corresponding benchmark;
                   quality.  The Fund may purchase foreign        o    credit risk;
                   government securities of both developed        o    market volatility;
                   and emerging market countries. The Fund        o    interest rate levels relative
                   will generally invest at least 80% of               to historical interest rate
                   its total assets in investment-grade                levels; and
                   debt securities including sovereign debt       o    supply and demand factors (i.e.
                   obligations of developed countries, but             spreads tend to widen when
                   may invest up to 20% of its total assets            supply for a security exceeds
                   in non-investment grade debt securities,            demand).
                   which are sometimes referred to as "junk
                   bonds", including government securities    In managing the Fund, the following
                   of emerging market countries and           additional restrictions are used:
                   non-investment grade corporate bonds.
                   The Fund may invest up to 20% of its           o    Portfolio duration will vary
                   assets in securities denominated in a               between 2 and 7 years, which is
                   foreign currency.                                   currently approximately
                                                                       equivalent to a 3 to 12 year
                   In selecting investments for the Fund,              average life.  Duration is a
                   EARNEST employs a bottom-up investment              measure of the weighted average
                   process that seeks to maximize                      maturity of the fixed-income
                   duration-adjusted total return by                   instruments held by the Fund
                   investing in market sectors or                      and can be used by the Advisor
                   securities it considers undervalued for             as a measure of the sensitivity
                   their risk characteristics.  EARNEST                of the market value of the Fund
                   accomplishes this through the                       to changes in interest rates.
                   implementation of a proprietary "GAP"               Generally, the longer the
                   Framework, fundamental review and risk              duration of the Fund, the more
                   management process.  The first step                 sensitive its market value will
                   involves a screening of the investible              be to changes in interest rates.
                   universe applying EARNEST's proprietary
                   GAP model that calculates expected yield       o    At least 90% of the portfolio
                   levels for various sectors and                      will be in bonds rated
                   securities in comparison to actual yield            investment grade or better at
                   levels.  The GAP Framework analysis                 all times by a nationally
                   incorporates such factors as quality,               recognized securities rating
                   duration, liquidity, and the                        organization or, if no rating
                   relationship between price and yield.               exists, of equivalent quality
                   The second step involves in-depth,                  in the determination of the
                   fundamental security analysis which                 Advisor.  Subject to the
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                   focuses on credit risk, cash flow risk,             limitations of this
                   credit spread volatility, the historical            restriction, the Fund is also
                   yield relationship between a security               permitted to invest in
                   and the corresponding benchmark, and                securities that are below
                   current market technical forces (i.e.               investment-grade, including
                   supply and demand factors).  The third              junk bonds.
                   and final step of the investment process
                   integrates EARNEST's risk management
                   techniques and fundamental analysis to
                   construct a portfolio that strives to
                   maximize yield while minimizing the
                   risks inherent in fixed income
                   investing.  The portfolio is
                   diversified, holding 50 to 150
                   securities.  Securities are sold once
                   valuation targets are met, a fundamental
                   change to EARNEST's credit analysis
                   occurs, or to alter the overall risk
                   characteristics of the portfolio.

                   The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. The Fund may also invest in zero coupon securities.

--------------------------------------------------------------------------------------------------------

      HOW DO THE FUNDS' INVESTMENT LIMITATIONS COMPARE?

      Except for each Fund's policy with respect to loans and real estate and commodities, and the list of fundamental limitations that apply only to the EARNEST Fund, which are both discussed below, the investment limitations of the Funds are substantially similar. A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

      The following table compares the fundamental investment limitations that apply to both the Touchstone Fund and the EARNEST Fund.

----------------------------------------------------------------------------------------------------------------------
                                      TOUCHSTONE FUND                                  EARNEST FUND
----------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION        The Fund may not purchase securities of an     The Fund may not invest more than 5% of the
                       issuer that would cause the Fund to fail to    value of its total assets in the securities of
                       satisfy the diversification requirement for    any one issuer or purchase more than 10% of
                       a diversified management company under the     the outstanding voting securities or of any
                       1940 Act, the rules or regulations             class of securities of any one issuer (except
                       thereunder or any exemption therefrom, as      that securities of the U.S. government, its
                       such statute, rules or regulations may be      agencies and instrumentalities are not subject
                       amended or interpreted from time to time.      to these limitations).
----------------------------------------------------------------------------------------------------------------------
BORROWING MONEY AND    The Fund may not engage in borrowing except    The Fund may not issue senior securities,
SENIOR SECURITIES      as permitted by the Investment Company Act     borrow money or pledge its assets, except that
                       of 1940, any rule, regulation or order under   it may borrow from banks as a temporary
                       the Act or any SEC staff interpretation of     measure (i) for extraordinary or emergency
                       the Act.                                       purposes, in amounts not exceeding 5% of the
                                                                      Fund's total assets, or (ii) in order to meet
                       The Fund may not issue senior securities       redemption requests which might otherwise
                       except as permitted by the Investment          require untimely disposition of portfolio
                       Company Act of 1940, any rule, regulation or   securities, in amounts not exceeding 33% of
                       order under the Act or any SEC staff           the Fund's total assets; and the Fund may
                       interpretation of the Act.                     pledge its assets to secure all such
                                                                      borrowings.

----------------------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite securities         The Fund may not underwrite securities issued
                       issued by other persons, except to the         by others except to the extent the Fund may be
                       extent that, in connection with the sale or    deemed to be an underwriter under the federal
                       disposition of portfolio securities, a Fund    securities laws, in connection with the
                       may be deemed to be an underwriter under       disposition of portfolio securities.
                       certain federal securities laws or in
                       connection with investments in other
                       investment companies.

----------------------------------------------------------------------------------------------------------------------
LOANS                  The Fund may not make loans to other persons   The Fund may not make loans of money or
                       except that the Fund may (1) engage in         securities, except that the Fund may invest in
                       repurchase agreements, (2) lend portfolio      repurchase agreements (but repurchase
                       securities, (3) purchase debt securities,      agreements having a maturity of longer than
                       (4) purchase commercial paper, and (5) enter   seven days are limited to 10% of the Fund's
                       into any other lending arrangement permitted   net assets);
                       by the Investment Company Act of 1940, any
                       rule, regulation or order under the Act or
                       any SEC staff interpretation of the Act.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
REAL ESTATE AND        The Fund may not purchase or sell real         The Fund may not invest in interests in real
COMMODITIES            estate except that the Fund may (1) hold and   estate, real estate mortgage loans, real
                       sell real estate acquired as a result of the   estate limited partnerships, oil, gas or other
                       Fund's ownership of securities or other        mineral exploration, or development programs
                       instruments (2) purchase or sell securities    or leases, except that the Fund may invest in
                       or other instruments backed by real estate     the readily marketable securities of
                       or interests in real estate and (3) purchase   companies, which own or deal in such things,
                       or sell securities of entities or investment   and the Fund may invest in certain
                       vehicles, including real estate investment     mortgage-backed securities as described in the
                       trusts that invest, deal or otherwise engage   Fund's Statement of Additional Information.
                       in transactions in real estate or interests
                       in real estate.                                The Fund may not purchase real estate or
                                                                      interests in real estate, except that
                       The Fund may not purchase or sell physical     securities in which the Fund invests may
                       commodities except that the Fund may (1)       themselves have investment in real estate or
                       hold and sell physical commodities acquired    interests in real estate; and the Fund may
                       as a result of the Fund's ownership of         invest in securities composed of mortgages
                       securities or other instruments, (2)           against real estate as described in the Fund's
                       purchase or sell securities or other           Statement of Additional Information.
                       instruments backed by physical commodities,
                       (3) purchase or sell options, and (4)          The Fund may not purchase or sell commodities,
                       purchase or sell futures contracts.            commodities contracts, futures contracts or
                                                                      related options, or purchase, sell or write
                                                                      warrants.

                                                                      The Fund may not write, purchase or sell puts,
                                                                      calls or combinations thereof.
----------------------------------------------------------------------------------------------------------------------
CONCENTRATION OF       The Fund may not purchase the securities of    The Fund may not invest 25% or more of the
INVESTMENTS            an issuer (other than securities issued or     value of its total assets in any one industry
                       guaranteed by the United States Government,    or group of industries (except that securities
                       its agencies or its instrumentalities) if,     of the U.S. government, its agencies and
                       as a result, more than 25% of the Fund's       instrumentalities are not subject to these
                       total assets would be invested in the          limitations).
                       securities of companies in the same industry
                       or group of industries.

----------------------------------------------------------------------------------------------------------------------

      Listed below are additional fundamental limitations that apply only to the EARNEST Fund.

1. The Fund may not invest in the securities of any issuer if any of the officers or trustees of the Trust or EARNEST Partners who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer.

2. The Fund may not invest for the purpose of exercising control or management of another issuer.

3. The Fund may not make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.).

4. The Fund may not participate on a joint or joint and several basis in any trading account in securities.

5. The Fund may not invest in securities other than securities that are readily marketable either through trading on a national securities exchange, or securities for which an active market is made in the over-the-counter trading markets.

6. The Fund may not invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

7. The Fund may not purchase foreign securities, except that the Fund may purchase foreign securities sold as American Depository Receipts without limit.

8. The Fund may not purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

      HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

      The EARNEST Fund currently offers two classes of shares, Institutional Class shares and Investor Class shares. The Touchstone Fund currently offers four classes of shares, Class A, Class C, Class Y and Institutional shares. The EARNEST Fund Institutional Class shareholders will receive Class Y shares of the Touchstone Fund while the EARNEST Fund Investor Class shareholders will receive Class A shares of the Touchstone Fund. With respect to investments in Class A shares of the Touchstone Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the TFGT Prospectus and in the section entitled "Purchase and Redemption of Shares" in the TFGT SAI. Investor Class shareholders of the EARNEST Fund will not pay any initial sales charges in connection with the Reorganization. Also, Investor Class shareholders of the EARNEST Fund that will receive Class A shares of the Touchstone Fund will not pay an initial sales charge on any additonal purchases of Class A shares of the Touchstone Fund after the Reorganization takes place.

      The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The tables also show the various costs and expenses that investors in the EARNEST Fund will bear as shareholders of the Touchstone Fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown. The fees and expenses for the shares of the EARNEST Fund and the Touchstone Fund set forth in the following tables and in the examples are based on the expenses for the EARNEST Fund and the Touchstone Fund as of March 31, 2011.

Shareholder Fees (fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------------
                                              EARNEST Fund         Touchstone Fund          Touchstone Fund Class
                                              Institutional        Class Y Shares           Y Shares Pro Forma
                                              Class Shares                                  After Reorganization
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases     None                 None                     None
(as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                           None                 None                     None
-------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------------------------------------------------------------------
                                              EARNEST Fund         Touchstone Fund          Touchstone Fund Class
                                              Institutional        Class Y Shares           Y Shares Pro Forma
                                              Class Shares                                  After Reorganization
--------------------------------------------------------------------------------------------------------------------
Management Fees                               0.45%                0.35%(1)                 0.35%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                   None                 None                     None
(12b-1) Fees
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                1.17%                0.78%                    0.47%
--------------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses               None                 0.02%(2)                 0.02%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.62%                1.15%                    0.84%
--------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement       N/A(3)               0.48%(4)                 0.17%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After    N/A(3)               0.67%(5)                 0.67%
Fee Waiver and/or Expense Reimbursement
--------------------------------------------------------------------------------------------------------------------

(1) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective April 19, 2011. Under the previous fee schedule, the Fund paid a fee of 0.45% of the first $100 million of average net assets, 0.425% of the next $150 million of average net assets and 0.40% on assets over $250 million. Under the amended fee schedule, the Fund pays a fee of 0.35%.

(2) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the EARNEST Fund were 0.40% for the fiscal year ended March 31, 2011. EARNEST Partners' Expense Limitation Agreement with the EARNEST Fund will terminate effective as of July 31, 2011.

(4) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.65% for Class Y shares of the Fund. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(5) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver for Class Y shares and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010 and Semi-Annual Report for the six months ended March 31, 2011.

Shareholder Fees (fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------------
                                              EARNEST              Touchstone Fund          Touchstone Fund
                                              Fund                 Class A Shares           Class A Shares
                                              Investor Class                                Pro Forma After
                                              Shares                                        Reorganization
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases     None                 4.75%                    4.75%
(as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                           None                 Up to $15                Up to $15
-------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------------------------------------------------------------------
                                              EARNEST              Touchstone Fund          Touchstone Fund
                                              Fund                 Class A Shares           Class A Shares
                                              Investor Class                                Pro Forma After
                                              Shares                                        Reorganization
--------------------------------------------------------------------------------------------------------------------
Management Fees                               0.45%                0.35%(1)                 0.35%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                   0.25%                0.25%                    0.25%
(12b-1) Fees
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                1.05%                0.81%                    0.70%
--------------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses               None                 0.02%(2)                 0.02%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.75%                1.43%                    1.32%
--------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement       N/A(3)               0.51%(4)                 0.40%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After    N/A(3)               0.92%(5)                 0.92%
Fee Waiver and/or Expense Reimbursement
--------------------------------------------------------------------------------------------------------------------

(1) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective April 19, 2011. Under the previous fee schedule, the Fund paid a fee of 0.45% of the first $100 million of average net assets, 0.425% of the next $150 million of average net assets and 0.40% on assets over $250 million. Under the amended fee schedule, the Fund pays a fee of 0.35%.

(2) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the EARNEST Fund were 0.65% for the fiscal year ended March 31, 2011. EARNEST Partners' Expense Limitation Agreement with the EARNEST Fund will terminate effective as of July 31, 2011.

(4) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.90% for Class A shares of the Fund. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(5) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver for Class A shares and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010 and Semi-Annual Report for the six months ended March 31, 2011.

The examples are intended to help you compare the cost of investing in the EARNEST Fund versus the Touchstone Fund and the Touchstone Fund (Pro Forma), assuming the Reorganization takes place. The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The examples also assume that the expense limitations for the Touchstone Fund and the Touchstone Fund (Pro Forma) remain in effect through January 27, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         Examples of Fund Expenses

--------------------------------------------------------------------------------
                                  EARNEST FUND
                                  ------------
                    One Year       Three Years       Five Years     Ten Years
                    --------       -----------       ----------     ---------
Institutional         $165             $511             $881          $1,922
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOUCHSTONE FUND
                                 ---------------
                    One Year       Three Years       Five Years     Ten Years
                    --------       -----------       ----------     ---------
Class Y                $68             $318             $587          $1,355
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 TOUCHSTONE FUND PRO FORMA AFTER REORGANIZATION
                 ----------------------------------------------
                    One Year       Three Years       Five Years     Ten Years
                    --------       -----------       ----------     ---------
Class Y                $68             $251             $449          $1,021
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  EARNEST FUND
                                  ------------
                     One Year      Three Years       Five Years     Ten Years
                     --------      -----------       ----------     ---------
Investor               $178            $551             $949          $2,062
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOUCHSTONE FUND
                                 ---------------
                    One Year       Three Years       Five Years     Ten Years
                    --------       -----------       ----------     ---------
Class A               $564             $858            $1,173         $2,065
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 TOUCHSTONE FUND PRO FORMA AFTER REORGANIZATION
                 ----------------------------------------------
                    One Year       Three Years       Five Years     Ten Years
                    --------       -----------       ----------     ---------
Class A               $564             $836            $1,128         $1,956
--------------------------------------------------------------------------------

      PORTFOLIO TURNOVER: Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds' performance. During the period ended March 31, 2011, the Touchstone Fund's and the EARNEST Fund's portfolio turnover rates were 135% and 27%, respectively, of the average value of their portfolios. The higher turnover rate of the Touchstone Fund may result in greater expenses to the Touchstone Fund, which may lower the Touchstone Fund's performance and may generate more taxable short-term gains for shareholders.

      HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

      Year-by-Year Total Return (%)

      The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (before taxes) and by showing how each Fund's average annual total returns for 1 year and since inception for the Touchstone Fund and 1 year, 5 years and 10 years for the EARNEST Fund compare with a broad measure of market performance (Barclays Capital Aggregate Bond Index). The bar charts do not reflect any sales charges, which would reduce your return. The Funds' past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Touchstone Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407 and updated performance for the EARNEST Fund can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/33.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/34.htm for the Investor Class Shares.

TOUCHSTONE FUND - CLASS A TOTAL RETURNS AS OF DECEMBER 31

[BAR CHART]

   7.66%
   2010

Best Quarter:  3rd Quarter 2010 +3.60%   Worst Quarter:  4th Quarter 2010 -0.44%

The year-to-date return for the Fund's Class A shares as of March 31, 2011 is 1.48%.

EARNEST FUND - INSTITUTIONAL CLASS TOTAL RETURN AS OF DECEMBER 31

[BAR CHART]

5.59%  12.59%   3.60%   3.36%   1.78%   4.86%   5.13%  -2.19%  16.90%   9.08%
2001    2002    2003    2004    2005    2006    2007    2008    2009    2010

Best Quarter:  3rd Quarter 2009 +7.77%   Worst Quarter:  2nd Quarter 2004 -2.62%

The year-to-date return for the Fund's Institutional Class shares as of March 31, 2011 is 0.92%.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

The after-tax returns shown in the table for the Touchstone Fund are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns. The annual returns for the Investor Class Shares of the EARNEST Fund are expected to be substantially similar to the annual returns of the Institutional Class Shares of the EARNEST Fund because they are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

          Average Annual Total Return (for the period ended 12/31/2010)

--------------------------------------------------------------------------------

                              1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------
EARNEST FUND -  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Return Before Taxes           9.08%            6.57%             5.94%
--------------------------------------------------------------------------------
Return After Taxes on         7.27%            4.70%             4.14%
Distributions
--------------------------------------------------------------------------------
Return After Taxes on         5.88%            4.50%             4.01%
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
Barclays Capital Aggregate    6.54%            5.80%             5.84%
Bond Index  (reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              1 YEAR           SINCE INCEPTION
--------------------------------------------------------------------------------
TOUCHSTONE FUND - CLASS A (INCEPTION DATE 09/30/09)
--------------------------------------------------------------------------------
Return Before Taxes           1.49%            0.67%
--------------------------------------------------------------------------------
Return After Taxes on         0.19%           -0.55%
Distributions
--------------------------------------------------------------------------------
Return After Taxes on         0.96%           -0.13%
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
Barclays Aggregate Bond       6.54%            6.72%
Index
--------------------------------------------------------------------------------
TOUCHSTONE FUND -  CLASS Y (INCEPTION DATE 09/30/09)
--------------------------------------------------------------------------------
Return Before Taxes           7.91%            5.79%
--------------------------------------------------------------------------------
Barclays Capital Aggregate    6.54%            6.72%
Bond Index  (reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

      WILL I BE ABLE TO PURCHASE, REDEEM AND EXCHANGE SHARES THE SAME WAY?

      The Touchstone Fund shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from the Touchstone Fund's underwriter, Touchstone Securities, Inc. In the proposed Reorganization, the EARNEST Fund shareholders will receive shares of the Touchstone Fund and will be able to purchase, redeem and exchange shares as described below.

      WILL I BE ABLE TO RECEIVE DISTRIBUTIONS THE SAME WAY?

      The EARNEST Fund declares and pays dividends from net investment income at least annually and distributes net realized capital gains at least annually. The Touchstone Fund declares and pays dividends from net investment income monthly and distributes net realized capital gains at least annually. These dividends and distributions will continue to be reinvested in the same class of shares of the Touchstone Fund you receive in the Reorganization or, if you have so elected, distributed in cash. For more information, see the section entitled "Dividend Policy" and "Additional Information about the EARNEST Fund" below.

      WHO WILL BE THE ADVISOR, SUB-ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY FEES BE AFTER THE REORGANIZATION?

      Management of the Funds

      The overall management of each Fund is the responsibility of, and is supervised by, the Board of Trustees of each of their respective Trusts.

      Advisor

      Touchstone Advisors is the investment advisor of the Touchstone Funds. Pursuant to an Investment Advisory Agreement with Touchstone Funds Group Trust, Touchstone Advisors selects the Touchstone Funds' sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors pays the fees to each sub-advisor and monitors each sub-advisor's investment program. Touchstone Advisors is a wholly owned subsidiary of Western- Southern Mutual Holding Company ("Western-Southern"). Touchstone Advisors is also responsible for running all of the operations of the Touchstone Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent or other parties.

      Facts about Touchstone Advisors:

      --------------------------------------------------------------------------
      o As of March 31, 2011, Touchstone Advisors had assets under management of approximately $7.3 billion.

      o Touchstone Advisors is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.
      --------------------------------------------------------------------------

      For the Touchstone Fund, Touchstone Advisors, Inc. has received an order from the SEC that permits it, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Touchstone Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more funds.

      EARNEST Partners is the investment advisor of the EARNEST Fund.

      Facts about EARNEST Partners:

      --------------------------------------------------------------------------
      o As of March 31, 2011, EARNEST Partners had assets under management of approximately $18.7 billion.

      o EARNEST Partners is located at 1180 Peachtree Street, Suite 2300, Atlanta, GA, 30309.
      --------------------------------------------------------------------------

      Sub-Advisor

      EARNEST Partners serves as sub-advisor to the Touchstone Fund. As sub-advisor, EARNEST Partners makes investment decisions for the Touchstone Fund and also ensures compliance with the Touchstone Fund's investment policies and guidelines.

      After the Reorganization, EARNEST Partners will continue to serve as the sub-advisor to the Touchstone Fund.

      Portfolio Management

      The Funds have the same portfolio managers as follows:

      Douglas Folk, CFA, Partner, has been with EARNEST Partners since 1999. His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company's fixed-income portfolio. He has over twenty years of investment experience.

      Chris Fitze, CFA, Portfolio Manager and Research Analyst, is part of the Investment Management team and has been with EARNEST Partners since 2003. He has over seven years of investment experience.

      After the Reorganization, the EARNEST Partners portfolio managers will continue to serve as the portfolio managers to the Touchstone Fund. The TFGT SAI provides additional information about each portfolio manager's compensation, other accounts managed and ownership of securities in the Touchstone Fund.

      Advisory Fees

      For its management and supervision of the daily business affairs of the EARNEST Fund, EARNEST Partners, receives a monthly fee at the annual rate of 0.45% of the EARNEST Fund's average daily net assets. The annual fee rate paid to EARNEST Partners by the Fund for the period ended March 31, 2011, net of advisory fees waived by EARNEST Partners, if any, was 0.00%.

      For its management and supervision of the daily business affairs of the Touchstone Fund, Touchstone Advisors receives a monthly fee at the annual rate of 0.35%. The annual fee rate paid to Touchstone Advisors by the Fund for the period ended March 31, 2011, net of advisory fees waived by Touchstone Advisors, if any, was 0.25%. Touchstone Advisors pays sub-advisory fees to the sub-advisor from its advisory fee.

      Touchstone Funds Group Trust and Touchstone Advisors have entered into an expense limitation agreement whereby the Touchstone Fund's total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) will be contractually limited until at least January 27, 2013 and will not exceed 0.90% and 0.65% for Class A shares and Class Y shares, respectively. The contractual limits have been adjusted to include the effect of Rule 12b-1 fees, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on the Touchstone Fund's average net assets during such month.

      The Nottingham Investment Trust II and EARNEST Partners have entered into an expense limitation agreement whereby the EARNEST Fund's total annual operating expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) will be contractually limited until at least July 31, 2011 and will not exceed 0.40% for Institutional Class shares and Investor Class shares of the Fund. However, EARNEST Partners, LLC has advised the Board of Trustees of The Nottingham Investment Trust II that it will not renew the Expense Limitation Agreement with the EARNEST Fund at the end of the agreement's current term on July 31, 2011.

      ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

      A discussion of the basis for the Board of Trustees' approval of the EARNEST Fund's advisory agreement can be found in EARNEST Fund's September 30, 2010 Semi-Annual Report. A discussion of the basis for the Board of Trustees' approval of the Touchstone Fund's advisory and sub-advisory agreements can be found in Touchstone Funds Group Trust's March 31, 2011 Semi-Annual Report and September 30, 2011 Annual Report, respectively, when available.

      WILL THE TOUCHSTONE FUND HAVE THE SAME SERVICE PROVIDERS AS THE EARNEST FUND?

      No. Touchstone Securities, Inc. is the Touchstone Fund's distributor. The Touchstone Fund's administrator is Touchstone Advisors. Touchstone Advisors has appointed JPMorgan Chase Bank, N.A. ("JPMorgan"), 303 Broadway, Cincinnati, Ohio 45202 as the Trust's sub-administrator and transfer agent.

      WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

      The transaction has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify. If the Reorganization so qualifies, in general, no gain or loss will be recognized by the EARNEST Fund or the Touchstone Fund or their respective shareholders as a result of the Reorganization. As a condition to the closing of the Reorganization, the Touchstone Fund and the EARNEST Fund will each receive an opinion from the law firm of Pepper Hamilton LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The opinion, however, is not binding on the Internal Revenue Service or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position. See "Information About the Reorganization-Federal Income Tax Consequences" for more information on the federal tax consequences of the Reorganization. No securities will be sold in connection with the Reorganization. Although the Funds have comparable goals and investment strategies, it is expected that a portion of the securities held by the EARNEST Fund may be sold after the Reorganization takes place in the ordinary course of business.

                                      RISKS

      ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

      Yes. The risk factors are similar due to the comparable investment goals and investment strategies of the EARNEST Fund and the Touchstone Fund. However, there are certain differences that are discussed below.

      WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN EACH FUND?

      An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either the EARNEST Fund or the Touchstone Fund will be positive or that the Funds will meet their investment goals. You could lose money on your investment in the Funds and the Funds could also return less than other investments. The following discussion highlights the principal risks associated with an investment in each of the Funds.

      EACH FUND IS SUBJECT TO CREDIT RISK.

      An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

      EACH FUND IS SUBJECT TO INTEREST RATE RISK AND MATURITY RISK.

      The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. The longer the average maturity or duration of the Fund's investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

      EACH FUND IS SUBJECT TO INVESTMENT-GRADE SECURITIES RISK.

      Investment-grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely determinations of credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

      EACH FUND IS SUBJECT TO LOWER-RATED SECURITIES RISK.

      Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy of an issuer, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell at the values assigned to them by the Fund.

      EACH FUND IS SUBJECT TO EVENT RISK.

      Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

      EACH FUND IS SUBJECT TO MANAGER RISK.

      The advisor's and/or the sub-advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

      EACH FUND IS SUBJECT TO MARKET SECTOR RISK.

      The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the advisor's and/or sub-advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for greater impact on the Fund's performance.

      THE TOUCHSTONE FUND IS SUBJECT TO CALL RISK.

      During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

      THE TOUCHSTONE FUND IS SUBJECT TO U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCIES RISK.

      The Fund's U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

      THE TOUCHSTONE FUND IS SUBJECT TO MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES RISK.

      Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

      THE TOUCHSTONE FUND IS SUBJECT TO FOREIGN RISK.

      Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      THE TOUCHSTONE FUND IS SUBJECT TO EMERGING MARKETS RISK.

      Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

      ARE THERE ANY NON-PRINCIPAL RISKS OF INVESTING IN EACH FUND?

      EACH FUND IS SUBJECT TO PORTFOLIO TURNOVER RISK.

      The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the advisor and/or sub-advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the advisor's or sub-advisor's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

      THE TOUCHSTONE FUND IS SUBJECT TO DERIVATIVES RISK.

      The Fund may, but is not required to, use derivative instruments for any of the following purposes:

      o To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund;

      o     As a substitute for purchasing or selling securities;

      o To shorten or lengthen the effective portfolio maturity or duration of tax-exempt bonds;

      o To enhance the Fund's potential gain in non-hedging or speculative situations; or

      o To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

      A derivative instrument will obligate or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio's yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.

      Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund's holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income. Under normal circumstances, derivatives will typically be limited to an amount less than 10% of the Fund's assets.

      THE TOUCHSTONE FUND IS SUBJECT TO EXCHANGE-TRADED FUNDS RISK.

      The Fund may invest in shares of exchange-traded funds ("ETFs"). An ETF is a registered investment company that seeks to track the performance of a particular market index. Investing in an ETF generally offers instant exposure to an index or a broad range of markets, sectors, geographic regions or industries.

      When investing in ETFs, shareholders bear their proportionate share of the Fund's expenses and their proportionate share of ETF expenses which are similar to the Fund's expenses. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

      THE TOUCHSTONE FUND IS SUBJECT TO MANAGER OF MANAGERS RISK.

      The advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

      THE TOUCHSTONE FUND IS SUBJECT TO LENDING OF PORTFOLIO SECURITIES RISK.

      The Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

      EACH FUND IS SUBJECT TO MARKET DISRUPTION RISK.

      The United States has experienced during the past few years significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

      The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve their investment goals.

      Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The advisor and sub-advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

      OTHER INVESTMENT STRATEGIES

      During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Touchstone Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Fund's goals. This defensive investing may increase the Fund's taxable income. The Fund will do so only if the advisor or the Fund's sub-advisor believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

      The Funds have other investment policies, practices and restrictions. Additional information relating to the Touchstone Fund's investment policies, practices, restrictions and risks is set forth in the TFGT Prospectus and TFGT SAI.

      No securities will be sold in connection with the Reorganization. Although the Funds have comparable goals and investment strategies, it is expected that a portion of the securities held by the EARNEST Fund may be sold after the Reorganization takes place in the ordinary course of business.

                      INFORMATION ABOUT THE REORGANIZATION

      REASONS FOR THE REORGANIZATION

      At a special meeting held on May 5, 2011, all of the Trustees of The Nottingham Investment Trust II, including all of the Disinterested Trustees, considered and approved the Plan and proposed Reorganization. The Trustees determined that the Reorganization was in the best interests of shareholders of the EARNEST Fund and that the interests of existing shareholders of the EARNEST Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

      Before approving the Plan, the Trustees evaluated information provided by EARNEST Partners, LLC and Touchstone Advisors, Inc., and reviewed various factors about the Funds and the proposed Reorganization.

      In addition, the Trustees considered, among other things:

      o     the terms and conditions of the Reorganization;

      o the fact that the Reorganization would not result in the dilution of shareholders' interests;

      o     the expense ratios, fees and expenses of the Funds;

      o the fact that Touchstone Advisors has contractually agreed to limit the total annual operating expenses of the Touchstone Fund until at least January 27, 2013;

      o the fact that EARNEST Partners expense limitation agreement with the EARNEST Fund will expire on July 31, 2011 and will not be renewed;

      o the net operating expenses and gross expenses of the Touchstone Fund are expected to be lower than those of the EARNEST Fund following the expiration of the EARNEST Fund's expense limitation agreement;

      o the Reorganization will provide the shareholders of the EARNEST Fund the opportunity to participate in a significantly larger fund family through the Touchstone Fund;

      o     the fact that both Funds have similar investment strategies;

      o     the investment personnel, expertise and resources of Touchstone
            Advisors;

      o the fact that the Reorganization will provide continuity of money management for shareholders because the portfolio managers for the Touchstone Fund are the same portfolio managers for the EARNEST Fund;

      o the fact that Touchstone Advisors and EARNEST Partners will bear the expenses incurred in connection with the Reorganization;

      o the potential benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

      o the distribution capabilities of Touchstone Securities, Inc., the distributor of the Touchstone Fund;

      o     the exchange privileges of the Funds;

      o the fact that the Touchstone Fund will assume the liabilities of the EARNEST Fund;

      o the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes;

      o the fact that the Touchstone Fund will adopt the performance history and the financial operating history of the EARNEST Fund upon the consummation of the Reorganization; and

      o the alternatives available to shareholders of the EARNEST Fund, including the ability to redeem their shares.

      During their consideration of the Reorganization, the Disinterested Trustees of The Nottingham Investment Trust II discussed with counsel the legal issues involved. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of The Nottingham Investment Trust II concluded that the proposed Reorganization would be in the best interests of the EARNEST Fund and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of EARNEST Fund for approval.

      At a meeting held April 12, 2011, the Trustees of Touchstone Funds Group Trust, including the Disinterested Trustees, also approved the Plan on behalf of the Touchstone Fund and found that participation in the Reorganization is in the best interests of the Touchstone Fund and that the interests of the shareholders of the Touchstone Fund will not be diluted as a result of the Reorganization.

      AGREEMENT AND PLAN OF REORGANIZATION

      The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

      The Plan provides that all of the assets of the EARNEST Fund will be acquired by the Touchstone Fund in exchange for Class A shares and Class Y shares of the Touchstone Fund and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund immediately prior to the opening of business on August 1, 2011 or such other date as may be agreed upon by the parties (the "Effective Time"). Prior to or at the Effective Time, the EARNEST Fund will use its best efforts to discharge all of its known liabilities and obligations. The EARNEST Fund will prepare an unaudited statement of its assets and liabilities, together with a schedule of portfolio investments, as of and for the interim period ending at 4:00 p.m. Eastern Time on the business day preceding the Effective Time (the "Valuation Time").

      At or prior to the Valuation Time, for tax reasons, the EARNEST Fund will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending at the Effective Time (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income, if any, and all of its net capital gains realized in all taxable periods ending at the Effective Time (after reductions for any capital loss carryforward).

      The number of full and fractional Class A and Class Y shares of the Touchstone Fund to be received by the shareholders of the EARNEST Fund will be determined by dividing the value of (i) the net assets of the Investor Class shares of the EARNEST Fund by the net asset value per Class A share of the Touchstone Fund and (ii) the net assets of the Institutional Class shares of the EARNEST Fund by the net asset value per Class Y share of the Touchstone Fund. These computations will take place as of the Valuation Time.

      JPMorgan Chase Bank, N.A., the sub-administrator of the Touchstone Fund, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the TFGT Prospectus and TFGT SAI.

      As soon after the Effective Time as conveniently practicable, the EARNEST Fund will liquidate and distribute pro rata to shareholders of record as of the close of business at the Effective Time the full and fractional shares of the Touchstone Fund received by the EARNEST Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the EARNEST Fund's shareholders on the Touchstone Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Touchstone Fund due to the EARNEST Fund's shareholders. All issued and outstanding shares of the EARNEST Fund will be canceled. Shares of the Touchstone Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the EARNEST Fund will be terminated.

      The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by the EARNEST Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval by the EARNEST Fund's shareholders, the Plan may be terminated at any time prior to the Effective Time (a) by the mutual written consent of the EARNEST Fund and the Touchstone Fund; (b) by either party
(i) following a material breach by either party of any of its representations, warranties or covenants contained in the Plan, provided that each party shall have been given a period of 10 business days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 of the Plan (with respect to a material breach by Touchstone Funds Group Trust) or 6.2 and 6.3 (with respect to a material breach by the EARNEST Fund) are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a material adverse effect upon either party;
(c) by either party by written notice to the other following a determination by the terminating party's Board that the consummation of the Reorganization is not in the best interest of its shareholders; or (d) by either party if the Effective Time does not occur by September 30, 2011.

      Whether or not the Reorganization is consummated, Touchstone Advisors and EARNEST Partners will bear the expenses incurred by the EARNEST Fund and the Touchstone Fund in connection with the Reorganization (including the cost of proxy solicitation).

      If the EARNEST Fund's shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action that may be in the best interests of shareholders.

      DESCRIPTION OF THE SECURITIES TO BE ISSUED

      Shareholders of the EARNEST Fund as of the closing date will receive full and/or fractional shares of the Touchstone Fund shares in accordance with the procedures provided for in the Plan, as described above. The Touchstone Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

      FEDERAL INCOME TAX CONSEQUENCES

            The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, the Touchstone Fund and the EARNEST Fund will have each received an opinion from Pepper Hamilton LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

            (a) The receipt by the Touchstone Fund of all of the assets of the EARNEST Fund in exchange solely for the Touchstone Fund shares and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund followed by the distribution of the Touchstone Fund shares to the EARNEST Fund shareholders in dissolution and liquidation of the EARNEST Fund, all as provided in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the EARNEST Fund and the Touchstone Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) Under Code Section 361, no gain or loss will be recognized by the EARNEST Fund (i) upon the transfer of its assets to the Touchstone Fund in exchange for the Touchstone Fund shares and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund or (ii) upon its distribution of the Touchstone Fund shares to the EARNEST Fund shareholders in exchange for their EARNEST Fund shares in liquidation of the EARNEST Fund, as provided in the Plan;

            (c) Under Code Section 1032, no gain or loss will be recognized by the Touchstone Fund upon the receipt of the assets of the EARNEST Fund solely in exchange for the Touchstone Fund shares and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund as contemplated in the Plan;

            (d) Under Code Section 362(b), the tax basis of the assets of the EARNEST Fund acquired by the Touchstone Fund will be the same as the tax basis of such assets in the hands of the EARNEST Fund immediately prior to the Reorganization;

            (e) Under Code Section 1223(2), the holding periods of the assets of the EARNEST Fund in the hands of the Touchstone Fund will include the periods during which such assets were held by the EARNEST Fund;

            (f) Under Code Section 354, no gain or loss will be recognized by the EARNEST Fund shareholders upon the exchange of all of their EARNEST Fund shares for the Touchstone Fund shares in the liquidation of the EARNEST Fund;

            (g) Under Code Section 358, the aggregate tax basis of the Touchstone Fund shares to be received by each EARNEST Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the EARNEST Fund shares exchanged therefor;

            (h) Under Code Section 1223(1), an EARNEST Fund shareholder's holding period for the Touchstone Fund shares to be received will include the period during which the EARNEST Fund shares exchanged therefor were held, provided that the EARNEST Fund shareholder held the EARNEST Fund shares as a capital asset on the date of the Reorganization on the date of the Closing); and

      Pepper Hamilton will express no opinion as to (1) the effect of the Reorganization on (A) the EARNEST Fund or the Touchstone Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and
(B) any EARNEST Fund shareholder or Touchstone Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the EARNEST Fund or the Touchstone Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

      Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the EARNEST Fund and the Touchstone Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything in the Plan to the contrary, neither the Touchstone Fund nor the EARNEST Fund may waive the conditions set forth above.

      In addition, as of March 31, 2011, the EARNEST Fund had capital loss carryforwards of $1,716,766. The amount of the EARNEST Fund's capital loss carryforwards as of the date of the Reorganization may differ substantially from this amount. The amount of the EARNEST Fund's capital loss carryforwards calculated as of the date of the Reorganization available to offset the Touchstone Fund's capital gains in any given year following the Reorganization will be substantially limited and with respect to carryforwards related to tax years beginning prior to December 22, 2010, the expiration of these carryforwards will be accelerated by one year as a consequence of the Reorganization.

      PRO FORMA CAPITALIZATION

      The following table sets forth the capitalization of the EARNEST Fund and the Touchstone Fund, and the capitalization of the Touchstone Fund on a pro forma basis as of June 10, 2011, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.951 Class A shares and 1.098 Class Y shares of the Touchstone Fund for each Investor Class share and Institutional Class share of the EARNEST Fund, respectively.

--------------------------------------------------------------------------------------------------------------------
                                                                                                    TOUCHSTONE
                                       TOUCHSTONE            EARNEST            PRO FORMA              FUND
                                          FUND                FUND            ADJUSTMENTS(1)        (PRO FORMA)
--------------------------------------------------------------------------------------------------------------------
CLASS A AND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
Net Assets                             $2,743,679            $7,614                                 $2,751,293
--------------------------------------------------------------------------------------------------------------------
Shares Outstanding                       265,642               775                 (38)               266,379
--------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                $10.33               $9.83                                   $10.33
--------------------------------------------------------------------------------------------------------------------
CLASS Y AND INSTIUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------
Net Assets                              $634,041           $16,441,753                              $17,075,794
--------------------------------------------------------------------------------------------------------------------
Shares Outstanding                       61,345             1,448,400            142,327             1,652,072
--------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                $10.34              $11.35                                   $10.34
--------------------------------------------------------------------------------------------------------------------

(1) The Pro Forma Adjustments reflect a change in shares outstanding due to the shareholders of the EARNEST Fund receiving approximately 0.951 Class A shares and 1.098 Class Y shares of the Touchstone Fund for each Investor Class share and Institutional Class share of the EARNEST Fund, respectively. Shareholders of the EARNEST Fund will receive shares of the Touchstone Fund equal to the value of their holdings in the EARNEST Fund immediately prior to the Reorganization.

      The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

      DISTRIBUTION OF SHARES

      Touchstone Securities, Inc. is the principal underwriter of the Touchstone Fund and, as such, is the exclusive agent for distribution of the Fund's shares. Shares of the Fund are sold in a continuous offering directly through Touchstone Securities, Inc., through financial advisors and financial intermediaries or through processing organizations. Touchstone Securities, Inc. allows concessions to dealers who sell shares of the Fund. Touchstone Securities, Inc. receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record. Touchstone Securities, Inc. is a wholly owned subsidiary of Western-Southern and an affiliate of Touchstone Advisors.

      Capital Investment Group, Inc. is the principal underwriter and distributor of the EARNEST Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. Capital Investment Group, Inc. may sell the Fund's shares to or through qualified securities dealers or others.

      The Touchstone Fund offers Class A, Class C, Class Y and Institutional shares. Class C and Institutional shares are not involved in the Reorganization. Class A shares of the Fund are subject to a maximum front-end sales charge of 4.75% and a 0.25% 12b-1 distribution fee.

      The Touchstone Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, for its Class A shares. The plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

      The EARNEST Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Investor Class shares. Pursuant to this plan, the Fund compensates its distributor with assets attributable to the Investor Class Shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale or the servicing of those shares. This plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets attributable to the Investor Class Shares. These activities include, among others, reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

      In the proposed Reorganization, Investor Class shareholders of the EARNEST Fund will receive Class A shares of the Touchstone Fund and Institutional Class shareholders of the EARNEST Fund will receive Class Y shares of the Touchstone Fund. Class A and Class Y shares of the Touchstone Fund to be issued upon consummation of the Reorganization will be issued at net asset value and no sales charges will be imposed.

      More detailed descriptions of the Touchstone Fund Class A and Class Y shares and the distribution arrangements applicable to Class A shares is contained in the TFGT Prospectus and TFGT SAI.

      PURCHASE AND REDEMPTION PROCEDURES

      The Class A and Class Y shares of the Touchstone Fund have the same purchase and redemption procedures. Class A and Class Y shares of the Funds have a minimum initial purchase requirement of $2,500. The minimum subsequent purchase requirement for Class A shares of the Touchstone Fund is $50. There is no minimum subsequent purchase requirement for Class Y shares of the Touchstone Fund. The Touchstone Fund's shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions. Payments for redemptions of shares of the Touchstone Fund are sent within seven days (normally within 3 business days) after receipt of a proper redemption request. The Touchstone Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash. The Fund reserves the right to reject any purchase order.

      The Investor Class shares and Institutional Class shares of the EARNEST Fund have a minimum initial purchase requirement of $3,000 and $100,000, respectively. The minimum subsequent purchase requirement for the Investor Class shares and Institutional Class shares are $500 and $10,000. The EARNEST Fund's shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions. Payments for redemptions of shares of the EARNEST Fund are sent within seven days after receipt of a proper redemption request. The EARNEST Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.

      EXCHANGE PRIVILEGES

      Class A Shareholders of the Touchstone Fund may exchange shares of the Fund for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). Shareholders may also exchange Class A shares of the Fund for Class A shares of any Touchstone money market fund. There is no exchange fee for exchanging of shares. Class Y shares are not exchangable.

      EARNEST Fund shareholders may exchange shares of the Fund for shares of the same class of any other series of The Nottingham Investment Trust II advised by EARNEST Partners and offered for sale in the state in which you reside. Any such exchange will be made at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged.

      DIVIDEND POLICY

      Each Fund intends to distribute all of its income and capital gains. The EARNEST Fund will declare and pay dividends from net investment income at least annually and will distribute net realized capital gains at least annually. The Touchstone Fund will declare and pay dividends from net investment income monthly and will distribute net realized capital gains at least annually.

      After the Reorganization, shareholders of the EARNEST Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the Touchstone Fund reinvested in the same class of shares of the Touchstone Fund. Shareholders of the EARNEST Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from the Touchstone Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the Touchstone Fund.

      The Funds have each qualified to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, the Funds must, among other things, distribute 90% of their taxable and tax-exempt income and diversify its holdings as required by Investment Company Act of 1940 and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

      FORM OF ORGANIZATION

      Both the Touchstone Funds Group Trust and The Nottingham Investment Trust II are open-end management investment companies registered with the SEC under the Investment Company Act of 1940 that continuously offer shares to the public. Touchstone Funds Group Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. The Nottingham Investment Trust II is organized as a Massachusetts business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Massachusetts and federal law.

      CAPITALIZATION

      The beneficial interests in the Touchstone Funds Group Trust and The Nottingham Investment Trust II are represented by an unlimited number of transferable shares of beneficial interest ($0.01 par value per share for Touchstone Funds Group Trust and a par value of zero cents ($.00) per share for The Nottingham Investment Trust II) of one or more series. The Declaration of Trust of each of the Trusts permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

      The EARNEST Fund offers two classes of shares: Investor Class shares and Institutional Class shares. The Touchstone Fund offers four classes of shares:
Class A, Class C, Class Y and Institutional shares. Shares of the classes represent an equal proportionate interest in the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees.

      Shareholders of each Fund vote separately, by Fund, as to matters that affect only their particular Fund, such as changes in fundamental investment restrictions, approval of or amendments to investment advisory agreements or proposed mergers.

      SHAREHOLDER LIABILITY

      Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that a Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against that risk, the Touchstone Funds Group Trust's Declaration of Trust states that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust has any power to bind personally any shareholder nor to call upon any shareholder for payment of any sum of money or assessment whatsoever other than such as the shareholder may personally agree to pay. If any shareholder (or former shareholder) is exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder and not because of his or her acts or omissions, the shareholder (or former shareholder) is entitled to be held harmless from and indemnified out of the assets of the applicable series of the Trust against all loss and expense arising from such claim or demand.

      Under applicable Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust of The Nottingham Investment Trust II contains an express disclaimer of record holders' liability and requires notice of such disclaimer be given in each agreement entered into or executed by the Trust or the Trustees of the Trust. The Declaration of Trust also provides for current and former record holders' indemnification out of the assets of the EARNEST Fund as applicable, for all loss and expense of any record holder held personally liable for the obligations of the Trust. In light of the nature of the Trust's business, and the nature of its assets, the risk of personal liability of a shareholder of the Trust is remote since it is limited to circumstances in which the disclaimer is inoperative and the EARNEST Fund would be unable to meet its obligations.

      SHAREHOLDER MEETINGS AND VOTING RIGHTS

      Neither Trust is required to hold an annual meeting of shareholders. Neither Trust currently intends to hold regular shareholder meetings.

      For Touchstone Funds Group Trust, except when a larger quorum is required by applicable law, the By-Laws or the Trust's Declaration of Trust, 40% of the shares entitled to vote constitute a quorum at a shareholder's meeting. When any one or more series (or classes) is to vote as a single class separate from any other shares, 40% of the shares of each such series (or classes) entitled to vote constitute a quorum at a shareholder meeting of that series. Any shareholder meeting may be adjourned by a majority of the votes cast upon the question of adjourning a meeting to another date and time whether or not a quorum is present. When a quorum is present, a majority of the shares voted will decide any questions and a plurality will elect a trustee except when a larger vote is required by the Trust's Declaration of Trust, By-Laws or applicable law. A shareholder meeting for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate. Cumulative voting is not permitted in the election of Trustees of the Trust. A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by vote of a majority of the then Trustees. Under the Declaration of Trust of the Trust, each whole share of beneficial interest of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate vote. The Declaration of Trust of the Trust provides that the Board of Trustees may, to the extent consistent with applicable law, cause the Trust or a Fund to be merged or consolidated with another trust or company, provided such merger or consolidation is authorized by vote of a majority of the outstanding shares of the Trust or any affected series, as applicable.

      For The Nottingham Investment Trust II, except when a larger quorum is required by applicable law, the By-Laws or the Trust's Declaration of Trust, a quorum of the shares entitled to vote for the purpose of transacting business at a shareholder meeting is a majority of the outstanding shares of the EARNEST Fund as of the record date. If, by the time of a shareholder meeting, a quorum of shareholders of the Trust is not present or if a quorum is present but sufficient votes in favor of any of the items are not received, the persons named as proxies may propose one or more adjournments or postponements of the meeting to permit further soliciting of proxies from the shareholders. Any such adjournment would require an affirmative vote of the majority of the shares of the EARNEST Fund represented at the meeting, either in person or by proxy. The persons named as proxies will vote in favor of any such adjournment if they determine that such adjournment and additional solicitation are reasonable and in the interest of the shareholders of the EARNEST Fund.

      LIQUIDATION

      In the event of the liquidation of either Trust or Fund, the shareholders of such Trust or Fund are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund. In either case, the assets so distributable to shareholders of the liquidating Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them on the date of distribution.

      LIABILITY AND INDEMNIFICATION OF TRUSTEES

      The Declaration of Trust of Touchstone Funds Group Trust provides that no Trustee or officer shall be liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust nor for the act or omission of any other Trustee except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Trust, out of its assets, will indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee unless he or she would otherwise be subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      The Declaration of Trust of The Nottingham Investment Trust II provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

      The foregoing is only a summary of the material characteristics of the operations of the Declaration of Trust of each Trust, their By-Laws and Delaware, Massachusetts and federal law and is not a complete description of those documents or laws. Shareholders should refer to the provisions of such Declaration of Trust and By-Laws directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

      This Prospectus/Proxy Statement is being sent to shareholders of the EARNEST Fund in connection with a solicitation of proxies by the Trustees of The Nottingham Investment Trust II, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, July 27, 2011, at the offices of The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27803, and at any adjournment or postponement thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the EARNEST Fund on or about June 30, 2011.

      The Board of Trustees of The Nottingham Investment Trust II has fixed the close of business on June 10, 2011 as the record date (the "Record Date") for determining the shareholders of the EARNEST Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Meeting or any adjournment thereof.

      In voting for the Reorganization, each shareholder of the EARNEST Fund is entitled to one vote for each full share owned and a fractional vote for each fractional share held.

      Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of The Nottingham Investment Trust II at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

      If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, vote through the Internet, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting. Instructions for telephone and Internet voting are set forth on the proxy card.)

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.

      PROXIES THAT ARE PROPERLY EXECUTED AND RETURNED BUT ARE NOT MARKED WITH VOTING INSTRUCTIONS WILL BE VOTED FOR THE PROPOSED REORGANIZATION AND FOR ANY OTHER MATTERS DEEMED APPROPRIATE.

      Approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the EARNEST Fund. The term "majority of the outstanding voting securities," as defined in the Investment Company Act of 1940 and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the EARNEST Fund present at a meeting if more than 50% of the outstanding voting securities of the EARNEST Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the EARNEST Fund. A majority of the outstanding shares of the EARNEST Fund as of the record date constitutes a quorum.

      Proxy solicitations will be made primarily by mail, but beginning on or about June 30, 2011 proxy solicitations may also be made by telephone, or personal solicitations may be conducted by officers and employees of EARNEST Partners, its affiliates or other representatives of the EARNEST Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Broadridge, the EARNEST Fund's proxy solicitor. The estimated cost of the proxy solicitation is approximately $1,000. The costs of solicitation will be paid by Touchstone Advisors and EARNEST Partners whether or not the Reorganization is approved by shareholders.

      Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have the effect of being counted as votes against the Reorganization.

      If shareholders of the EARNEST Fund do not vote to approve the Reorganization, the Trustees of The Nottingham Investment Trust II will consider other possible courses of action in the best interests of the Fund and its shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

      A shareholder of the EARNEST Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Trust's Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not intended to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of the Touchstone Fund that they receive in the Reorganization at their then-current net asset value. Shares of the EARNEST Fund may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of the EARNEST Fund should consult their tax advisors as to the tax consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

      The Trusts do not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

      NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the EARNEST Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to be supplied to the beneficial owners of the respective shares.

      SHAREHOLDER INFORMATION

      The shareholders of the EARNEST Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the EARNEST Fund owned as of the Record Date. As of the Record Date, the total number of shares of the EARNEST Fund outstanding and entitled to vote was as follows:

--------------------------------------------------------------------------------
                                                           NUMBER OF SHARES
--------------------------------------------------------------------------------
THE EARNEST FUND INVESTOR CLASS SHARES                       1,447,450.545
--------------------------------------------------------------------------------
THE EARNEST FUND INSTITUTIONAL CLASS SHARES                     830.130
--------------------------------------------------------------------------------

      As of the Record Date, the officers and Trustees of The Nottingham Investment Trust II beneficially owned as a group none of the outstanding shares of the EARNEST Fund.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding Investor Class shares and Institutional Class shares of the EARNEST Fund and Class A shares and Class Y shares of the Touchstone Fund:

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Percentage
                                                                                                     Ownership of
                                                                                                       Combined
                                                     Class of         Number of        Percent      Fund after the
       Fund               Name and Address            Shares            Shares        of Class     Reorganization(1)
----------------------------------------------------------------------------------------------------------------------
EARNEST FUND        Bolivar Medical Center        Institutional    557,498.653       38.51%       33.75%
                    Post Office Box 298
                    Cleveland, MS 38732-0298
----------------------------------------------------------------------------------------------------------------------
                    ING Life Insurance and        Institutional    219,499.773       15.16%       13.29%
                    Annuity Co.
                    One Orange Way
                    Windsor, CT 06095
----------------------------------------------------------------------------------------------------------------------
                    United Neighborhood Houses    Institutional    193,642.922       13.38%       11.72%
                    of New York
                    70 West 36th Street
                    New York, NY 10018
----------------------------------------------------------------------------------------------------------------------
                    Nancy S. Speed                Institutional    100,136.441       6.92%        6.06%
                    1220 Luse Rd.
                    Benton, MS 10018
----------------------------------------------------------------------------------------------------------------------
                    Albert Perruzza and           Investor         830.130           100.00%      0.31%
                    Valerie Perruzza
                    JTWROS
                    65 Knapp Road
                    South Salem, NY 10590
----------------------------------------------------------------------------------------------------------------------
TOUCHSTONE FUND     LPL Financial                 A                26,649.589        10.06%       10.00%
                    9785 Towne Centre Drive
                    San Diego, CA 92121
----------------------------------------------------------------------------------------------------------------------
                    Janney Montgomery             Y                23,971.087        39.08%       1.45%
                    Scott LLC
                    1801 Market St
                    Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------------------
                    LPL Financial                 Y                5,284.355         8.61%        0.32%
                    9785 Towne Centre Drive
                    San Diego, CA 92121
----------------------------------------------------------------------------------------------------------------------
                    Raymond James                 Y                3,554.667         5.79%        0.22%
                    Associates Inc.
                    501 7th Avenue
                    Fox Island, WA 98333
----------------------------------------------------------------------------------------------------------------------
                    Raymond James Assoc Inc.      Y                4,835.68          7.88%        0.29%
                    FBO Robert J Bess
                    775 Capilano Ct.
                    Castle Rock, CO 80108
----------------------------------------------------------------------------------------------------------------------
                    Western Southern              Y                10,752.783        17.53%       0.65%
                    Financial Group
                    400 Broadway
                    Cincinnati, OH 45202
----------------------------------------------------------------------------------------------------------------------

(1) On a pro forma basis assuming that the value of the shareholder's interest in the Fund on the date of the consummation of the Reorganization is the same as the record date.

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report of The Nottingham Investment Trust II relating to the EARNEST Fund for the year ended as of March 31, 2011, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein in reliance upon the report of BBD, LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Touchstone Funds Group Trust relating to the Touchstone Fund for the year ended September 30, 2010, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein in reliance upon the report of Ernst & Young, LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Semiannual report for Touchstone Funds Group Trust relating to the Touchstone Fund for the period ended March 31, 2011, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein.

                                  LEGAL MATTERS

      Certain legal matters in connection with the issuance of the Touchstone Fund's Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

                             ADDITIONAL INFORMATION

      The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

                  ADDITIONAL INFORMATION ABOUT THE EARNEST FUND

For additional information about the EARNEST Fund, including information about its investment policies, investment advisor, investment risks, management, purchasing and selling shares, tax information and shareholder information, see the EARNEST Prospectus, which is incorporated herein by reference.

The financial highlights shown below for the EARNEST Fund are intended to help you understand the Fund's Institutional Class Shares' financial performance for the previous five fiscal years and Investor Class Shares' financial performance for the period indicated below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data in the table through year ended March 31, 2011 have been audited by BBD, LLP, an independent registered public accounting firm, whose reports covering such periods are incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which is also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Fund at 1-800-773-3863. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                           INSTITUTIONAL CLASS SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

==========================================================================================================================
                                                            Year         Year         Year          Year         Year
                                                           Ended         Ended        Ended        Ended         Ended
                                                          3/31/11       3/31/10      3/31/09      3/31/08       3/31/07
                                                          -------       -------      -------      -------       -------
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $11.03         $9.68       $10.51       $10.61        $10.41
--------------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income
    Net realized and unrealized (loss) gain on               0.51          0.55         0.55         0.52          0.49
      investments                                            0.25          1.38        (0.84)       (0.09)         0.21
                                                             ----          ----        ------       ------         ----
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.76          1.93        (0.29)        0.43          0.70
                                                             ----          ----        ------        ----          ----
--------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)                  (0.53)        (0.58)       (0.54)       (0.53)        (0.50)
                                                                                        ----         ----          ----
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.53)        (0.58)       (0.54)       (0.53)        (0.50)
                                                                                        ----         ----          ----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.26        $11.03        $9.68       $10.51        $10.61
                                                           ======        ======        =====       ======        ======
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)                                             6.97%        20.28%       (2.79)%       4.16%         6.84%
                                                             =====        ======       =======       =====         =====
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $16,512       $16,877      $13,075      $34,652       $44,403
--------------------------------------------------------------------------------------------------------------------------

AVERAGE NET ASSETS FOR THE PERIOD (IN THOUSANDS)          $17,028       $15,591      $25,623      $41,949       $37,799
--------------------------------------------------------------------------------------------------------------------------

RATIOS OF:
    Gross Expenses to Average Net Assets (b)                 1.62%         1.56%        1.14%        0.94%         0.95%
    Net Expense to Average Net Assets (b)                    0.40%         0.40%        0.40%        0.40%         0.40%
    Net Investment Income to Average Net Assets              4.46%         5.10%        5.23%        4.86%         4.66%
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATE                                     27.03%        28.62%       23.61%       19.38%        26.51%
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

                              INVESTOR CLASS SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

    =====================================================================

                                                                Year
                                                               Ended
                                                             3/31/11(a)
    ---------------------------------------------------------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00
    ---------------------------------------------------------------------
      INCOME FROM INVESTMENT OPERATIONS
        Net investment income                                    0.28
        Net realized and unrealized gain on securities          (0.15)(f)
    ---------------------------------------------------------------------
    TOTAL FROM INVESTMENT OPERATIONS                             0.13
                                                                 ----
    ---------------------------------------------------------------------
      LESS DISTRIBUTIONS:
        Dividends (from net investment income)                  (0.38)
    ---------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                                         (0.38)
    ---------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $9.75
                                                                =====
    ---------------------------------------------------------------------
    TOTAL RETURN(c)(d)                                           1.31%
                                                                 =====
    ---------------------------------------------------------------------
    NET ASSETS, END OF PERIOD (IN THOUSANDS)                     $7
    ---------------------------------------------------------------------
    AVERAGE NET ASSETS FOR THE PERIOD (IN THOUSANDS)             $5
    ---------------------------------------------------------------------
    RATIOS OF:
        Gross Expenses to Average Net Assets (e)                 1.75%(b)
        Net Expense to Average Net Assets (e)                    0.65%(b)
        Net Investment Income to Average Net Assets              4.16%(b)
    ---------------------------------------------------------------------
    PORTFOLIO TURNOVER RATE                                     27.03%(c)
    =====================================================================

(a) For the period from August 16, 2010 (Date of Initial Public Investment) to March 31, 2011.

(b)   Annualized.

(c)   Not annualized.

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e) The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).

(f) This amount per share is a loss for the Investor Class Shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Institutional Class Shares were in operation. The loss during this period is offset by the gain in the Institutional Class Shares during the full fiscal year to create a gain in the Realized and Unrealized Gain on Investments on the Statement of Operations.

                                 OTHER BUSINESS

      The Trustees of The Nottingham Investment Trust II do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

    THE TRUSTEES OF THE NOTTINGHAM INVESTMENT TRUST II RECOMMEND APPROVAL OF THE PLAN AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE VOTED IN
                         FAVOR OF APPROVAL OF THE PLAN.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      This AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") dated as of ________, 2011, by and among: (i) NOTTINGHAM INVESTMENT TRUST II, a business trust organized under the laws of the Commonwealth of Massachusetts ("NIT"), on behalf of its investment portfolio EARNEST Partners Fixed Income Trust (the "Acquired Fund"); and (ii) the TOUCHSTONE FUNDS GROUP TRUST, a Delaware statutory trust ("TFGT"), on behalf of its investment portfolio Touchstone Total Return Bond Fund (formerly known as, the Touchstone Core Plus Fixed Income Fund) (the "Acquiring Fund") (collectively, the "Parties" and each a "Party"). EARNEST Partners, LLC, a Delaware limited liability company ("Earnest"), joins this Agreement solely for purposes of paragraphs 9.2, 10.5, 10.13 and 10.14 and
Article VII; Touchstone Advisors, Inc., an Ohio corporation ("Touchstone"), joins this Agreement solely for purposes of paragraphs 9.2, 10.5, 10.13 and
10.14 and Article VII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.

                                    RECITALS:

      A. The Acquired Fund and the Acquiring Fund are each a separate series of an open-end, registered investment company of the management type.

      B. The Acquired Fund and the Acquiring Fund are each authorized to issue shares of beneficial interest.

      C. The Parties wish to conclude a business combination transaction under the terms set forth in this Agreement in which: (1) all of the Fund Assets (as defined below) of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class A and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund's Liabilities (as defined below), and (2) Class A shares of the Acquiring Fund will be distributed to holders of Investor Class shares of the Acquired Fund and Class Y shares of the Acquiring Fund will be distributed to holders of Institutional Class shares of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      D. The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

      E. The Board of Trustees of NIT (the "NIT Board"), including a majority of trustees who are not "interested persons" (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")) ("Independent Trustees") of NIT, has determined with respect to the Acquired Fund that: (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the value of the interests of existing shareholders of the Acquired Fund will not be diluted as a result of its effecting the Reorganization.

      F. The Board of Trustees of TFGT (the "TFGT Board"), including a majority of Independent Trustees of TFGT, has determined with respect to the Acquiring Fund that: (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the value of the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of its effecting the Reorganization.

                                   AGREEMENT:

      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and Earnest and Touchstone to the extent indicated above, intending to be legally bound hereby, agree as follows:

                                   ARTICLE I

                               THE REORGANIZATION

      1.1 The Reorganization. In accordance with the Amended and Restated Declaration of Trust and Amended and Restated By-laws, as they may be amended from time to time, of NIT (the "NIT Governing Documents"), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer all Fund Assets, subject to all of the liabilities of the Acquired Fund as set forth on the statement of assets and liabilities to be provided pursuant to paragraph 5.6 (the "Liabilities"), to the Acquiring Fund, and the Acquiring Fund shall assume all of the Liabilities of the Acquired Fund. In consideration of the foregoing, the Acquiring Fund, at the Effective Time shall deliver to the Acquired Fund full and fractional (to the third decimal place) shares of the Acquiring Fund. The aggregate number of shares of the Acquiring Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the Acquired Fund, net of the Acquired Fund's Liabilities (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by
(b) the net asset value of one share of the corresponding class of the Acquiring Fund shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2). Holders of Investor Class shares of the Acquired Fund will receive Class A shares of the Acquiring Fund and holders of Institutional Class shares of the Acquired Fund will receive Class Y shares of the Acquiring Fund. At and after the Effective Time, all of the Fund Assets of the Acquired Fund shall become and be included in the Fund Assets of the Acquiring Fund and the Liabilities of the Acquired Fund shall become and be the Liabilities of and shall attach to the Acquiring Fund. At and after the Effective Time, the Liabilities of the Acquired Fund may be enforced only against the Acquiring Fund to the same extent as if such Liabilities had been incurred by the Acquiring Fund subject to any defense and/or set off that the Acquired Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that TFGT or the Acquiring Fund may from time to time be entitled to assert.

      1.2 The Acquired Fund Assets.

            (a) At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a schedule of the securities and other assets and Liabilities of the Acquired Fund. Prior to the execution of this Agreement, the Acquiring Fund has provided the Acquired Fund with a copy of its current investment objective, investment policies, principal investment strategies, and restrictions and will provide the Acquired Fund with a written notice of any changes thereto until the Valuation Time. The Acquired Fund reserves the right to sell any of the securities or other assets shown on the schedule it provides to the Acquiring Fund pursuant to this paragraph 1.2(a) in the ordinary course as necessary to meet distribution and redemption requirements prior to the Valuation Time but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund may purchase in accordance with its stated investment objective and policies.

            (b) At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on the Acquired Fund's schedule provided pursuant to paragraph 1.2(a) which the Acquiring Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Acquired Fund's Fund Assets. Under such circumstances, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Acquired Fund, dispose of such investments prior to the Valuation Time. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments of the Acquired Fund, if, in the reasonable judgment of the NIT Board or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund and its shareholders.

      1.3 Assumption of Liabilities. The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Liabilities of the Acquired Fund prior to or at the Effective Time. The Acquiring Fund will assume all of the Liabilities of the Acquired Fund. If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the "Excluded Liabilities"). The Acquiring Fund shall not assume any Liability for any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

      1.4 Distribution of Acquiring Fund Shares. Immediately upon receipt, the Acquired Fund will distribute (i) the Class A shares of the Acquiring Fund received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 (the "Acquiring Fund A Shares"), pro rata to the record holders of Investor Class shares of the Acquired Fund and (ii) the Class Y shares of the Acquiring Fund received by the Acquired Fund from the Acquiring Fund pursuant to paragraph
1.1 (the "Acquiring Fund Y Shares", and when used together with Acquiring Fund A Shares, the "Acquiring Fund Shares"), pro rata to the record holders of Institutional Class shares of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of the Acquired Fund, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the Books and Records of the Acquiring Fund and to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record holders of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holder. All issued and outstanding shares of the Acquired Fund will be cancelled promptly by the Acquired Fund on the Acquired Fund's Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above. In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

      1.5 Liquidation of the Acquired Fund. As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Delaware law, the 1940 Act and the NIT Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

      1.6 Transfer Taxes. Any transfer taxes payable on issuance of the Acquiring Fund Shares in a name other than that of the record holder of the Acquired Fund shares on the Acquired Fund's Books and Records shall be paid by the Person to whom such Acquiring Fund Shares are issued and transferred, as a condition of that transfer.

                                   ARTICLE II

                                    VALUATION

      2.1 Net Asset Value of the Acquired Fund. The net asset value of a share of each class of the Acquired Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquiring Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 Net Asset Value of the Acquiring Fund. The net asset value of a share of each class of the Acquiring Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquiring Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of (i) the net assets of the Acquired Fund participating therein attributable to Investor Class shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class A share of the Acquiring Fund determined in accordance with the valuation procedures referred to in paragraph 2.2 and (ii) the net assets of the Acquired Fund participating therein attributable to Institutional Class shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class Y share of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.

      2.4 Determination of Net Asset Value. All computations of net asset value and the value of securities transferred under this Article II shall be made by JPMorgan Chase Bank, N.A. ("JPMorgan"), sub-administrator for the Acquiring Fund, in accordance with its regular practice and the requirements of the 1940 Act.

      2.5 Valuation Time. "Valuation Time" shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

                                  ARTICLE III

                           EFFECTIVE TIME AND CLOSING

      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on August 1, 2011, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the "Effective Time"). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Reorganization will take place at the offices of JPMorgan, 303 Broadway, Cincinnati, OH 45202-4133, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time (the "Closing").

      3.2 Transfer and Delivery of Fund Assets. The Acquired Fund shall direct Union Bank, N.A., as custodian for the Acquired Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer certifying that: (a) Union Bank delivered the Fund Assets of the Acquired Fund to the Acquiring Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made.

      3.3 Acquiring Fund Share Records. The Acquiring Fund shall deliver to an officer of NIT and Earnest at the Closing a confirmation evidencing that: (a) the appropriate number of Acquiring Fund Shares have been credited to the account of the Acquired Fund on the Books and Records of the Acquired Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of record holders of the Acquired Fund shares on the Books and Records of the Acquiring Fund pursuant to paragraph 1.4.

      3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time and Effective Time shall be postponed until the first Business Day that is a Friday after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 Representations and Warranties of NIT. NIT, on behalf of the Acquired Fund, hereby represents and warrants to TFGT, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

            (a) NIT is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets. The Acquired Fund has full power under the NIT Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns. The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

            (b) The execution, delivery and performance of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein will have been duly and validly authorized by the NIT Board, and the NIT Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a special meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby. Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the NIT Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund or the consummation of the Reorganization contemplated herein. This Agreement has been duly and validly executed and delivered by the Acquired Fund and assuming due authorization, execution and delivery hereof by TFGT, is a legal, valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors' rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

            (c) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with a par value of zero cents ($.00) per share. Each share represents a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable. In regard to the statement above that the Acquired Fund shares are nonassessable, it is noted that NIT is a "Massachusetts business trust" and under Massachusetts' Law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund; however, Acquired Fund has included appropriate provisions disclaiming such liability in all material contracts entered into between NIT or the Acquired Fund and any third-party. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

            (d) The Acquired Fund has no subsidiaries.

            (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the NIT Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, (iii) result in a breach or violation by the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or
(iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

            (f) (i) Prior to the execution of this Agreement, the Acquired Fund has delivered to TFGT true and complete copies of the Acquired Fund's audited statements of assets and liabilities of as of March 31, 2010, and unaudited statements of assets and liabilities as of September 30, 2010, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

                  (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

                  (iii) To the best of the Acquired Fund's Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund's audited financial statements as of March 31, 2010, and unaudited financial statements as of September 30, 2010, or in the notes thereto, or as previously disclosed in writing to TFGT, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets. In particular, since September 30, 2010 to the best of the Acquired Fund's Knowledge and except as disclosed in writing to TFGT, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

                  (iv) As of the date hereof, except as previously disclosed to TFGT in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund's Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

            (g) The minute books and other similar records of NIT as made available to TFGT prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the NIT Board and committees of the NIT Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to TFGT prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

            (h) The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

            (i) Except as set forth in writing to TFGT, there is no Action or Proceeding pending against the Acquired Fund or, to the best of the Acquired Fund's Knowledge, threatened against, relating to or affecting, the Acquired Fund.

            (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker's or finder's or similar fees or other commissions as a result of the consummation of such transactions.

            (k) The Acquired Fund is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect and the Acquired Fund is a separate series of NIT duly designated in accordance with applicable provisions of the NIT Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations;

            (l) All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed by such date (giving effect to extensions) shall have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement. All of the Acquired Fund's tax liabilities shall have been adequately provided for on its Books and Records. The Acquired Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund's Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

            (m) The Acquired Fund has met the requirements of subchapter M of the Code for qualification and treatment as a "regulated investment company" within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time. The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has no other tax liability (foreign, state, local), except as accrued on the Acquired Fund's Books and Records. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

            (n) The Acquired Fund is not under the jurisdiction of a court in a "Title 11 or similar case" (within the meaning of Section 368(a)(3)(A) of the Code).

            (o) Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

            (p) The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

            (q) The Acquired Fund does not own any "converted property" (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of
Section 337(d)(1) of the Code and Treasury Regulations thereunder.

            (r) Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a tax-free reorganization under the Code.

            (s) The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

            (t) All issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to TFGT in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. The Acquired Fund is not subject to any "stop order" and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

            (u) The current prospectus and statement of additional information of the Acquired Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

            (v) The combined proxy statement and prospectus and statement of additional information (collectively, the "Proxy Statement/Prospectus") to be included in TFGT's registration statement on Form N-14 (the "Registration Statement") and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to TFGT or the Acquiring Fund and furnished by TFGT to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

            (w) Except as previously disclosed in writing to TFGT, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed to TFGT at least fifteen Business Days prior to the Effective Time.

            (x) The Acquired Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

            (y) Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund's Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

      4.2 Representations and Warranties of TFGT. TFGT, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

            (a) TFGT is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund. TFGT has full power under its Agreement and Declaration of Trust, as amended from time to time, and Amended and Restated By-laws ("TFGT Governing Documents") to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of the Acquiring Fund. TFGT has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on TFGT.

            (b) The execution, delivery and performance of this Agreement by TFGT on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the TFGT Board and the TFGT Board has approved the Reorganization. No other action on the part of TFGT or its shareholders, or the shareholders of the Acquiring Fund, is necessary to authorize the execution, delivery and performance of this Agreement by TFGT on behalf of the Acquiring Fund or the consummation of the Reorganization. This Agreement has been duly and validly executed and delivered by TFGT on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund, is a legal, valid and binding obligation of TFGT, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors' rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

            (c) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Each share represents a fractional undivided interest in the Acquiring Fund. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. The Acquiring Fund is not subject to any "stop order" and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

            (d) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by TFGT for itself and on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the TFGT Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which TFGT is a party or by which it or the Acquiring Fund is bound, (iii) result in a breach or violation by TFGT or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

            (e) Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against TFGT or the Acquiring Fund or, to the best of TFGT's Knowledge, threatened against, relating to or affecting, TFGT or the Acquiring Fund.

            (f) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of TFGT or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker's or finder's or similar fees or other commissions as a result of the consummation of such transactions.

            (g) TFGT is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and the Acquiring Fund is a separate series of TFGT duly designated in accordance with the applicable provisions of the TFGT Governing Documents and in and compliance in all material respects with the 1940 Act and its rules and regulations;

            (h) The Acquiring Fund has met the requirements of subchapter M of the Code for qualification and treatment as a "regulated investment company" within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time. The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has no other tax liability (foreign, state, local), except as accrued on the Acquiring Fund's Books and Records. The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

            (i) The Acquiring Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund's Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed. The Acquiring Fund is not under the jurisdiction of a court in a "Title 11 or similar case" (within the meaning of Section 368(a)(3)(A) of the Code).

            (j) Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

            (k) The shares of the Acquiring Fund to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

            (l) The current prospectus and statement of additional information of the Acquiring Fund, including amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Acquiring Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

            (m) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to TFGT and the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to TFGT and the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that TFGT makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to TFGT specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

            (n) TFGT has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

            (o) The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

            (p) The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

            (q) As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund's Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

            (r) Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund's Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

                                   ARTICLE V

                            COVENANTS AND AGREEMENTS

      5.1 Conduct of Business. After the date of this Agreement and at or prior to the Effective Time, the Parties will conduct the businesses of the Acquired Fund and the Acquiring Fund, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of the Acquired Fund or the Acquiring Fund, as applicable. It is understood that such ordinary course of business shall include
(a) the declaration and payment of customary dividends and other distributions;
(b) shareholder purchases and redemptions; and (c) the continued good faith performance by the investment adviser, sub-advisers, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Parties to this Agreement shall take any action or cause any action to be taken that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of
Section 368(a) of the Code.

      5.2 Shareholders' Meeting. NIT will call, convene and hold a meeting of shareholders of the Acquired Fund as soon as practicable, in accordance with applicable Law and the NIT Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable. In the event that, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the NIT Governing Documents and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxies.

      5.3 Proxy Statement/Prospectus and Registration Statement. The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the NIT Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

      5.4 Information. The Parties will furnish to each other, and each other's accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party's employees are familiar with such documents or information.

      5.5 Notice of Material Changes. Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party's Knowledge of any event causing such a Material Adverse Effect.

      5.6 Financial Statements. At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements. These financial statements shall be certified by the Treasurer of NIT as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time, (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code
Section 381 and which shall be certified by the Acquired Fund's tax return preparer and by an officer of the Acquired Fund.

      5.7 Other Necessary Action. The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

      5.8 Dividends. For the Acquired Fund's taxable years ending prior to the Valuation Time, the Acquired Fund shall have declared and at or before the Valuation Time shall have paid a dividend for such preceding years, which, together with all previous dividends, shall have had the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending at or before the Effective Time, and all of the Acquired Fund's net capital gain (as defined in Section 1222(11) of the Code), if any, after reduction for any capital loss carryforwards, recognized in all taxable years ending at or before the Effective Time.

      5.9 Books and Records. Upon reasonable notice, each Party will make available to each other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

      5.10 Issued Shares. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. The shareholders of the Acquired Fund shall not pay any front-end or deferred sales charge in connection with the Reorganization.

      5.11 Liquidation of Acquired Fund. NIT and the Acquired Fund agree that the liquidation and termination of the Acquired Fund shall be effected in the manner provided in the NIT Governing Documents in accordance with applicable law, and that on and after the Effective Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

      5.12 Final Tax Returns and Forms 1099 of Acquired Fund. After the Effective Time, except as otherwise agreed to by the parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

      5.13 Compliance Section 15(f). TFGT agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that:
(i) at least seventy-five percent (75%) of the trustees of the Acquiring Fund shall not be "interested persons" (as that term is defined in the 1940 Act) of the Acquiring Fund's investment adviser or the Acquired Fund's investment adviser, or any "interested person" (as that term is defined in the 1940 Act) thereof; (ii) no "unfair burden" (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed; and (iii) each vacancy among the trustees of the Acquiring Fund which must be filled by a person who is an interested person neither of the Acquiring Fund's investment adviser nor of the Acquired Fund's investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled by a person who (A) is not an interested person of the Acquiring Fund's investment adviser or of the Acquired Fund's investment adviser and (B) has been selected and proposed for election by a majority of the trustees of the Acquiring Fund who are not such interested persons. TFGT may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Acquired Fund's investment adviser.

                                   ARTICLE VI

                              CONDITIONS PRECEDENT

      6.1 Conditions Precedent to Obligations of NIT. The obligation of NIT, on behalf of the Acquired Fund to conclude the transactions provided for herein shall be subject, at its election, to the performance by TFGT and the Acquiring Fund of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by NIT in writing:

            (a) All representations and warranties of TFGT, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that TFGT shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

            (b) TFGT shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

                  (i) TFGT is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the TFGT Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

                  (ii) TFGT is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

                  (iii) the Acquiring Fund shares to be issued and delivered by TFGT pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

                  (iv) except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending or threatened against TFGT;

                  (v) this Agreement has been duly authorized, executed and delivered by TFGT and, assuming due authorization, execution and delivery by the Acquired Fund, constitutes a valid and legally binding obligation of TFGT, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors' rights generally and to general equity principles;

                  (vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

                  (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the TFGT Governing Documents or any material agreement or instrument known to such counsel to which TFGT is a party or by which any properties belonging to TFGT may be bound;

                  (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by TFGT or the Acquiring Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and

                  (ix) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law.

      In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of TFGT and of public officials as to matters of fact.

            (c) TFGT shall have furnished to the Acquired Fund a certificate of TFGT, signed by the President or Vice President and Treasurer of TFGT, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

                  (i) the representations and warranties of TFGT in this Agreement are true and correct in all material respects on and as of the Effective Time and TFGT has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

                  (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to TFGT's Knowledge, threatened in writing.

            (d) An officer of NIT shall have received the confirmation from the Acquiring Fund required under paragraph 3.3 of this Agreement.

            (e) The Acquiring Fund shall have duly executed and delivered to the Acquired Fund, on behalf of the Acquiring Fund, such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of the Acquired Fund by the Acquiring Fund, other than the Excluded Liabilities.

            (f) The Acquired Fund shall be the performance survivor in the Reorganization, with the result that the Acquiring Fund, as the surviving fund in the Reorganization, will adopt the performance history of the Acquired Fund.

      6.2 Conditions Precedent to Obligations of TFGT. The obligation of TFGT, on behalf of the Acquiring Fund, to conclude the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund and NIT of all of their obligations to be performed by them hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by TFGT in writing:

            (a) All representations and warranties of NIT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and NIT shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

            (b) the Acquired Fund shall have furnished to TFGT the opinion of The Law Offices of John H. Lively & Associates, Inc. dated as of the Effective Time, substantially to the effect that:

                  (i) NIT is a business trust, validly existing and in good standing under Massachusetts Law, and has power under the NIT Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

                  (ii) the Acquired Fund is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

                  (iii) all issued and outstanding shares of the Acquired Fund as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Massachusetts Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

                  (iv) except as disclosed in writing to TFGT, such counsel knows of no material legal proceedings pending or threatened against the Acquired Fund;

                  (v) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery by TFGT, constitutes a valid and legally binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors' rights generally and to general equity principles;

                  (vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

                  (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the NIT Governing Documents or any material agreement or instrument known to such counsel to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound;

                  (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by the Acquired Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and

                  (ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law.

      In rendering such opinion, The Law Offices of John H. Lively & Associates, Inc. may rely upon certificates of officers of NIT and of public officials as to matters of fact.

            (c) The Acquired Fund shall have furnished to TFGT the unaudited statements required by paragraph 5.6.

            (d) the Acquired Fund shall have furnished to TFGT a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

                  (i) the representations and warranties of the Acquired Fund in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

                  (ii) since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

            (e) the Acquired Fund shall have duly executed and delivered to TFGT such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund's custodian and instructions to TFGT's transfer agent ("Transfer Documents") as TFGT may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund. In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

            (f) The Acquiring Fund shall have received: (i) a certificate of an authorized signatory of Union Bank, N.A., as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of each series of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of each series of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

            (g) At the Valuation Time and Effective Time, except as previously disclosed to TFGT in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

            (h) Except for those agreements set forth on Schedule 6.2(h), the Acquired Fund's agreements with each of its service contractors shall have terminated at the Effective Time with respect to the Acquired Fund, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of the Reorganization is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:

            (a) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the NIT Governing Documents, applicable Massachusetts Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor TFGT may waive the conditions set forth in this paragraph 6.3(a).

            (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.

            (c) Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

                  (i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of certain of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund in liquidation of such Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (ii) Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in liquidation, as contemplated in this Agreement

                  (iii) Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

                  (iv) Under Code Section 362(b), the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

                  (v) Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

                  (vi) Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for the Acquiring Fund Shares in the Reorganization;

                  (vii) Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefore;

                  (viii) Under Code Section 1223(1), an Acquired Fund shareholder's holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 6.3(c).

            (d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No Action or Proceeding against the Acquired Fund or TFGT or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

                                  ARTICLE VII

                                    EXPENSES

      7.1 Touchstone (or any Affiliate thereof) and/or Earnest (or any Affiliate thereof) will bear and pay all fees and expenses associated with the Parties' participation in the Reorganization without regard to whether the Reorganization is consummated. Reorganization expenses include, without limitation, obtaining shareholder approval of the Reorganization.

      7.2 All such fees and expenses so borne and paid by Touchstone, Earnest and/or their Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone, Earnest and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. The responsibility for payment shall be allocated between Touchstone and Earnest (or any Affiliate thereof) as may be agreed by and between Touchstone and Earnest.

                                  ARTICLE VIII

                           AMENDMENTS AND TERMINATION

      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of shareholders of the Acquired Fund at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further shareholder approval. Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective
Time:

            (a) by the mutual written consent of the Parties;

            (b) by the Acquired Fund (i) following a material breach by TFGT of any of its representations, warranties or covenants contained in this Agreement, provided that TFGT shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon TFGT or the Acquiring Fund;

            (c) by TFGT (i) following a material breach by the Acquired Fund of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquired Fund shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Acquired Fund ;

            (d) by either TFGT or the Acquired Fund by written notice to the other following a determination by the terminating Party's Board that the consummation of the Reorganization is not in the best interest of its shareholders; or

            (e) by either TFGT or the Acquired Fund if the Effective Time does not occur by September 30, 2011.

      If a Party terminates this Agreement in accordance with this paragraph 8.2, there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party.

                                   ARTICLE IX

                           PUBLICITY; CONFIDENTIALITY

      9.1 Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Parties prior to such issuance.

      9.2 Confidentiality. (a) The Parties, Touchstone and Earnest (for purposes of this paragraph 9.2, the "Protected Persons") will hold, and will cause their board members, officers, employees, representatives, agents and Affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

            (b) In the event of a termination of this Agreement, the Parties, Touchstone and Earnest agree that they along with their board members, employees, representative agents and Affiliated Persons shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

                                   ARTICLE X

                                  MISCELLANEOUS

      10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):

If to NIT:

c/o EARNEST Partners, LLC
Attention: President
1180 Peachtree Street, Suite 2300
Atlanta, Georgia 30309
Telephone No.: (____) ____-_____
Facsimile No.: (____) ____-_____
E-mail: ___________

With a copy (which shall not constitute notice) to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Suite 3800
Milwaukee, Wisconsin 53202
Telephone No.: (414) 297-5596
Facsimile No.: (414) 297-4900
E-mail: pfetzer@foley.com

If to TFGT:

Touchstone Funds Group Trust
303 Broadway, Suite 1100
Cincinnati, OH 45202
Attention:  Steven M. Graziano
Telephone No.:  (513) 362-8292
Facsimile No.:  (513) 362-8315
E-mail:   steve.graziano@touchstoneinvestments.com

With a copy (which shall not constitute notice) to:

Law Department
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Attention:  Kevin L. Howard, Esq.
Telephone No.:  (513) 361-6675
Facsimile No.:  (513) 629-1044
E-mail:   kevin.howard@wslife.com

John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
Telephone No.:  (215) 981-4009
Facsimile No.:  (215) 981-4750
E-mail:   fordjm@pepperlaw.com

      10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of all other Parties. Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in
Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.3, 1.5, 5.6, 5.11, 5.12, 5.13, 9.2, 10.9, 10.13 and 10.14, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.

      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.

      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of Laws.

      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Reorganization contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to each Party hereto each of the items required under this Agreement as a condition to such Party's obligations hereunder. In addition, the Acquired Fund shall deliver or cause to be delivered to TFGT at the Closing, the Books and Records of the Acquired Fund (regardless of whose possession they are in).

      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of the Acquiring Fund or the Acquired Fund).

      10.11 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

      10.12 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

      10.13 TFGT Liability. The name "Touchstone Funds Group Trust" is the designation of the trustees for the time being under an Amended and Restated Agreement and Declaration of Trust dated September 7, 1998, as amended through November 17, 2006, and all Persons dealing with TFGT or the Acquiring Fund must look solely to the property of TFGT or the Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of TFGT. No other portfolio of TFGT shall be liable for any claims against the Acquiring Fund. The Parties, along with Touchstone and Earnest, specifically acknowledge and agree that any liability of TFGT under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund and that no other portfolio of TFGT shall be liable with respect thereto.

      10.14 NIT Liability. The name "Nottingham Investment Trust II" is the designation of the trustees for the time being under an Amended and Restated Declaration of Trust, dated June 3, 1995, as amended through June 30, 2009, and all Persons dealing with the Acquired Fund or NIT must look solely to the property of the Acquired Fund or NIT for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of NIT. No other portfolio of NIT shall be liable for any claims against the Acquired Fund. The Parties, along with Touchstone and Earnest, specifically acknowledge and agree that any liability of NIT under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of NIT shall be liable with respect thereto.

                                   ARTICLE XI

                                   DEFINITIONS

      As used in this Agreement, the following terms have the following meanings:

      "Action or Proceeding" means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

      "Acquiring Fund" has the meaning specified in the preamble.

      "Acquiring Fund Shares" has the meaning specified in paragraph 1.4.

      "Affiliate" means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

      "Affiliated Person" shall mean, with respect to any Person, an "affiliated person" of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

      "Agreement" has the meaning specified in the preamble.

      "Books and Records" means a Parties' accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

      "Business Day" means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

      "Closing" has the meaning specified in paragraph 3.1.

      "Code" has the meaning specified in the recitals.

      "Earnest" has the meaning specified in the preamble.

      "Effective Time" has the meaning specified in paragraph 3.1.

      "Excluded Liabilities" has the meaning specified in paragraph 1.3.

      "Fund Assets" means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund's books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) the Acquired Fund's rights under this Agreement.

      "Governmental or Regulatory Body" means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

      "Independent Trustees" has the meaning specified in the recitals.

      "JPMorgan" has the meaning specified in paragraph 2.4.

      "Knowledge" means (i) with respect to NIT and the Acquired Fund, the actual knowledge after reasonable inquiry of the NIT's trustees or officers and Earnest in its capacity as adviser to the Acquired Fund; and (ii) with respect to TFGT and the Acquiring Fund, the actual knowledge after reasonable inquiry of TFGT's trustees or officers, or Touchstone in its respective capacity as a service provider to TFGT.

      "Law" means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

      "Liabilities" means all existing liabilities of the Acquired Fund reflected on the unaudited statement of assets and liabilities of the Acquired Fund prepared by the Acquired Fund or its agent as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective Treasurers of TFGT and NIT at the Effective Time. "Liabilities" does not include, and TFGT and the Acquiring Fund shall not assume, any Excluded Liabilities.

      "Material Adverse Effect" as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a "Material Adverse Effect."

      "Acquired Fund" has the meaning specified in the preamble.

      "NIT Board" has the meaning specified in the recitals.

      "NIT" has the meaning specified in the preamble.

      "NYSE" means New York Stock Exchange.

      "1940 Act" means the Investment Company Act of 1940, as amended.

      "1933 Act" means the Securities Act of 1933, as amended.

      "1934 Act" means the Securities Exchange Act of 1934, as amended.

      "Order" means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

      "Party" and "Parties" each has the meaning specified in the preamble.

      "Person" means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

      "Protected Persons" has the meaning specified in paragraph 9.2.

      "Proxy Statement/Prospectus" has the meaning specified in paragraph
4.1(p).

      "Registration Statement" has the meaning specified in paragraph 4.1(p).

      "Reorganization" has the meaning specified in the recitals.

      "Acquired Fund" has the meaning specified in the preamble.

      "NIT Governing Documents" has the meaning specified in paragraph 1.1.

      "SEC" means the U.S. Securities and Exchange Commission.

      "TFGT" has the meaning specified in the preamble.

      "TFGT Board" has the meaning specified in the recitals.

      "TFGT Governing Documents" has the meaning specified in paragraph 4.3(a).

      "Transfer Documents" has the meaning specified in paragraph 6.2(e).

      "Valuation Time" has the meaning specified in paragraph 2.5.

      IN WITNESS WHEREOF, the Parties, Touchstone and Earnest have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

NOTTINGHAM INVESTMENT TRUST II, ON BEHALF OF ITS INVESTMENT PORTFOLIO EARNEST PARTNERS FIXED INCOME TRUST

By:      _______________________
Name:    _______________________
Title:   _______________________

TOUCHSTONE FUNDS GROUP TRUST, ON BEHALF OF ITS INVESTMENT PORTFOLIO [______]

By:      _______________________
Name:    _______________________
Title:   _______________________

EARNEST PARTNERS, LLC

By:      _______________________
Name:    _______________________
Title:   _______________________

Solely for purposes of Article VII and
Paragraphs 9.2, 10.5, 10.13 and 10.14

TOUCHSTONE ADVISORS, INC.

By:      _______________________
Name:    _______________________
Title:   _______________________

Solely for purposes of Article VII and
Paragraphs 9.2, 10.5, 10.13 and 10.14

PROXY TABULATOR                         EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
P.O. BOX 9112                          PLEASE SIGN, DATE AND RETURN YOUR VOTING
FARMINGDALE, NY 11735                              INSTRUCTIONS TODAY!

                                       TO VOTE BY INTERNET

                                       1) Read the Proxy Statement and have
                                          the proxy card below at hand.
                                       2) Go to website WWW.PROXYVOTE.COM
                                       3) Follow the instructions provided on
                                          the website.

                                       TO VOTE BY TELEPHONE

                                       1) Read the Proxy Statement and have
                                          the proxy card below at hand.
                                       2) Call 1-800-690-6903
                                       3) Follow the instructions.

                                       TO VOTE BY MAIL

                                       1) Read the Proxy Statement.
                                       2) Check the appropriate boxes on the
                                          proxy card below.
                                       3) Sign and date the proxy card.
                                       4) Return the proxy card in the
                                          envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                           M37140-S81669      KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
________________________________________________________________________________
EARNEST PARTNERS FIXED INCOME TRUST

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                          VOTE THIS PROXY CARD TODAY!


THE BOARD OF TRUSTEES RECOMMENDS YOU VOTE FOR THE FOLLOWING PROPOSAL:

                                                            FOR  AGAINST ABSTAIN
1.    To approve an Agreement and Plan of Reorganization
      (the "Plan") providing for the acquisition of all     |_|    |_|     |_|
      of the assets of the EARNEST Partners Fixed Income
      Trust (the "EARNEST Fund"), a series of The
      Nottingham Investment Trust II, by the Touchstone
      Total Return Bond Fund (the "Touchstone Fund"), a series of Touchstone Funds Group Trust, in exchange for shares of the Touchstone Fund and the assumption by the Touchstone Fund of the liabilities of the EARNEST Fund. The Plan also provides for pro rata distribution of shares of the Touchstone Fund to shareholders of the EARNEST Fund in liquidation and subsequent termination of the EARNEST Fund.

2. To transact such other business that may properly come before the Meeting, or any adjournments thereof.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR(S) ON THIS CARD. When signing as attorney, executor, administrator, trustee, guardian or as custodian for a minor, please sign your name and give your full title as such. If signing on behalf of a corporation please sign the full corporate name and your name and indicate your title. If you are a partner signing for a partnership, please sign the partnership name, your name and indicate your title. Joint owners should each sign these instructions. Please sign, date and return.

        PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE
__________________________________ ______  ______________________________ ______

__________________________________ ______  ______________________________ ______
Signature [PLEASE SIGN WITHIN BOX]  Date   Signature (Joint Owners)        Date
________________________________________________________________________________

         IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS
                            FOR THE SPECIAL MEETING:
        The Prospectus/Proxy Statement is available at www.proxyvote.com.













--------------------------------------------------------------------------------
                                                                   M37141-S81669
________________________________________________________________________________


PROXY                 EARNEST PARTNERS FIXED INCOME TRUST                  PROXY
                       SPECIAL MEETING OF SHAREHOLDERS TO
                            BE HELD ON JULY 27, 2011

The undersigned shareholder(s) of the EARNEST Partners Fixed Income Trust (the "Fund") of The Nottingham Investment Trust II (the "Trust") hereby appoints Vason Hamrick and Lee Hale, or any one of them true and lawful attorneys with power of substitution of each, to vote all shares which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Fund to be held on July 27, 2011, at the offices of the Trust, The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27804 at 10:00 a.m. Eastern Time, and at any adjournment thereof as indicated on the reverse side. In its discretion, the Fund is authorized to vote upon such other matters as may properly come before the meeting.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT, AS APPLICABLE, IS HEREBY ACKNOWLEDGED. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.


       IMPORTANT: PLEASE SIGN AND DATE ON THE REVERSE SIDE BEFORE MAILING
________________________________________________________________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 29, 2011

                            Acquisition of Assets of

                       EARNEST PARTNERS FIXED INCOME TRUST
                          INVESTOR CLASS TICKER: EPFIX
                        INSTITUTIONAL CLASS TICKER: EPFTX

                                   a series of

                       THE NOTTINGHAM INVESTMENT TRUST II
                     116 South Franklin Street, P. O. Box 69
                     Rocky Mount, North Carolina 27802-0069
                                 (800) 525-3863

                        By and In Exchange For Shares of

                        TOUCHSTONE TOTAL RETURN BOND FUND
                              CLASS A TICKER: TCPAX
                              CLASS Y TICKER: TCPYX

                                   a series of

                          TOUCHSTONE FUNDS GROUP TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407


      This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated June 29, 2011, relating specifically to the proposed transfer of the assets and liabilities of the EARNEST Partners Fixed Income Trust (the "EARNEST Fund"), a series of The Nottingham Investment Trust II, to Touchstone Total Return Bond Fund (the "Touchstone Fund"), a series of Touchstone Funds Group Trust, in exchange for shares of beneficial interest of the Touchstone Fund (to be issued to holders of shares of the EARNEST Fund). A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to The Nottingham Investment Trust II at the telephone number or address set forth above. The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

                                TABLE OF CONTENTS

                                                                            PAGE

INCORPORATION BY REFERENCE.....................................................3
PRO FORMA FINANCIAL STATEMENTS.................................................4

                           INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents:

(1) The Statement of Additional Information of Touchstone Funds Group Trust dated January 28, 2011, as amended June 13, 2011 (previously filed on EDGAR, Accession No. 0001144204-11-035277);

(2) Annual Report of Touchstone Funds Group Trust, for the fiscal year ended September 30, 2010 (previously filed on EDGAR, Accession No. 0001104659-10-061496);

(3) Semiannual Report of Touchstone Funds Group Trust, for the six months ended March 31, 2011 (previously filed on EDGAR, Accession No. 0001104659-11-033041); and

(4) Annual Report of The Nottingham Investment Trust II, for the fiscal year ended March 31, 2011 (previously filed on EDGAR, Accession No. 0000869351-11-000014).

                         PRO FORMA FINANCIAL STATEMENTS

                       EARNEST PARTNERS FIXED INCOME TRUST
                        TOUCHSTONE TOTAL RETURN BOND FUND
              PRO FORMA COMBINED STATEMENT OF ASSETS & LIABILITIES

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2011
(UNAUDITED)

                                                                                                                 TOUCHSTONE
                                                        THE NOTTINGHAM       TOUCHSTONE                          FUNDS GROUP
                                                          INVESTMENT         FUNDS GROUP                            TRUST
                                                           TRUST II             TRUST                             PRO FORMA
                                                       EARNEST PARTNERS     TOTAL RETURN                        TOTAL RETURN
                                                         FIXED INCOME           BOND           PRO FORMA            BOND
                                                            TRUST               FUND          ADJUSTMENTS           FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                              $     15,824,659     $ 27,508,097     $         --       $ 43,332,756
=============================================================================================================================
  Affiliated securities, at market value               $             --     $    524,615     $                  $    524,615
  Non-affiliated securities, at market value                 16,268,782       27,453,914               --         43,722,696
-----------------------------------------------------------------------------------------------------------------------------
  At market value (A)                                  $     16,268,782     $ 27,978,529     $         --       $ 44,247,311
Foreign currency, at cost of $3,477 for the
  Touchstone Total Return Bond Fund                                  --            3,690                               3,690
Unrealized appreciation on forward foreign
  currency contracts                                                 --            5,974                               5,974
Dividends and interest receivable                               168,127          285,862                             453,989
Receivable for capital shares sold                               80,911           30,467                             111,378
Receivable for securities sold                                       --          342,510                             342,510
Receivable for securities lending income                             --              112                                 112
Receivable from Advisor                                          41,567               --                              41,567
Other assets                                                      8,441           20,380                              28,821
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                 16,567,828       28,667,524               --         45,235,352
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                 2,522               --                               2,522
Unrealized depreciation on forward foreign
  currency contracts                                                 --            6,959                               6,959
Payable upon return of securities loaned                             --          126,108               --            126,108
Payable for capital shares redeemed                              29,802               --                              29,802
Payable for securities purchased                                     --          543,551                             543,551
Payable to Advisor                                                   --            2,279                               2,279
Payable to other affiliates                                          --            3,627                               3,627
Payable to Trustees                                                  --            1,338                               1,338
Other accrued expenses and liabilities                           16,831           22,390                              39,221
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                49,155          706,252               --            755,407
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                             $     16,518,673     $ 27,961,272     $         --       $ 44,479,945
=============================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                        $     17,791,316     $ 27,589,825     $                  $ 45,381,141
Accumulated net investment loss                                      --         (128,988)                           (128,988)
Accumulated net realized gains (losses) on
  investments and foreign currency transactions              (1,716,766)          30,262                          (1,686,504)
Net unrealized appreciation on investments                      444,123          470,432                             914,555
Net unrealized depreciation on foreign currency
  and translation of other assets and liabilities
  denominated in foreign currency                                    --             (259)                               (259)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                             $     16,518,673     $ 27,961,272    $                   $ 44,479,945
=============================================================================================================================

By Class:

Net Assets:
Class A (Investor Class for EARNEST Partners
  Fixed Income Trust)                                  $          7,058     $  2,769,287                        $  2,776,345
Class C                                                $             --     $  2,408,737                        $  2,408,737
Class Y (Institutional Class for EARNEST
  Partners Fixed Income Trust)                         $     16,511,615     $    804,193                        $ 17,315,808
Institutional Class                                    $             --     $ 21,979,055                        $ 21,979,055

Outstanding Shares:
Class A (Investor Class for EARNEST Partners
  Fixed Income Trust)                                               724          270,001              688 (B)        270,689
Class C                                                              --          235,146               --            235,146
Class Y (Institutional Class for EARNEST
  Partners Fixed Income Trust)                                1,465,943           78,360        1,609,319 (B)      1,687,679
Institutional Class                                                  --        2,141,622               --          2,141,622

Net Asset Value:
Class A (Investor Class for EARNEST
  Partners Fixed Income Trust)                         $           9.75     $      10.26                        $      10.26
Class C                                                $             --     $      10.24                        $      10.24
Class Y (Institutional Class for EARNEST
  Partners Fixed Income Trust)                         $          11.26     $      10.26                        $      10.26
Institutional Class                                    $             --     $      10.26                        $      10.26

(A) Includes market value of securities on loan of:                  --          121,650               --            121,650

(B) Represents the issuance of shares of the Total Return Bond Fund at NAV for outstanding shares of the EARNEST Partners Fixed
Income Trust

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
STATEMENTS OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2011
(UNAUDITED)

                                                                                                               TOUCHSTONE
                                                     THE NOTTINGHAM       TOUCHSTONE                           FUNDS GROUP
                                                       INVESTMENT         FUNDS GROUP                             TRUST
                                                        TRUST II             TRUST                              PRO FORMA
                                                    EARNEST PARTNERS     TOTAL RETURN                         TOTAL RETURN
                                                      FIXED INCOME           BOND           PRO FORMA             BOND
                                                          TRUST              FUND          ADJUSTMENTS            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                $             --     $      2,644     $                   $      2,644
Dividends from non-affiliated securities                          21               --                                   21
Interest Income                                              828,148          982,054                            1,810,202
Other Income                                                      --              186                                  186
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                      828,169          984,884                            1,813,053
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                      76,647           98,177               --             174,824
Distribution expenses, Class A                                     8            8,378               --               8,386
Distribution expenses, Class C                                    --           18,750               --              18,750
Administration fees                                           59,181           43,634          (25,257) (A)         77,558
Professional fees                                             32,422           29,300          (30,000) (B)         31,722
Transfer Agent fees, Fund level                               24,020               --          (24,020) (A)             --
Transfer Agent fees, Class A                                      --            3,302                1  (A)          3,303
Transfer Agent fees, Class C                                      --              962               --                 962
Transfer Agent fees, Class Y                                      --              500            3,907  (A)          4,407
Transfer Agent fees, Institutional Class                          --              263               --                 263
Reports to shareholders                                           66            7,418               --               7,484
Registration fees, Fund level                                 22,581               --          (22,581) (B)             --
Registration fees, Class A                                        --            5,522               --               5,522
Registration fees, Class C                                        --            2,693               --               2,693
Registration fees, Class Y                                        --            1,662               --               1,662
Registration fees, Institutional Class                            --            2,515               --               2,515
Trustees' fees and expenses                                    3,360            7,863           (3,360) (C)          7,863
Postage and supplies                                              --            9,260               --               9,260
Custodian fees                                                 4,956            3,896           (1,927) (A)          6,925
Compliance fees and expenses                                  21,250            1,804          (19,847) (A)          3,207
Other expenses                                                31,343           15,890          (20,721) (B)         26,512
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                               275,834          261,789         (143,805)            393,818
Fees waived by the Administrator                             (59,181)         (43,634)              --            (102,815)
Fees waived and/or expenses reimbursed
  by the Advisor                                            (148,983)         (69,630)          51,100  (D)       (167,513)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  67,670          148,525          (92,705)            123,490
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                 760,499          836,359           92,705           1,689,563
---------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                               124,235          308,529                              432,764
Net realized gains (losses) from foreign
  currency transactions                                           --         (172,646)                            (172,646)
Net change in unrealized appreciation/
  depreciation on investments                                292,070          415,395                              707,465
Net change in unrealized appreciation/
  depreciation on foreign currency transactions                   --            5,903                                5,903
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS             416,305          557,181                              973,486
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $      1,176,804     $  1,393,540     $     92,705        $  2,663,049
===========================================================================================================================

(A) Based on differences in contractual expense agreements in effect as of March 31, 2011.

(B) Decrease due to the elimination of duplicate expenses achieved by merging the funds.

(C)   Based on trustee compensation plan

(D)   Based on expense limitation agreement in effect as of March 31, 2011.


See accompanying pro forma notes to combining financial statements.

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
CORPORATE BONDS -- 39.3% (*)

FINANCIALS -- 17.7% (*)
Allied Capital Corp.,
  6.000%, 4/1/12               $        --  $        --  $    75,000  $    75,154  $          $          $    75,000  $    75,154
Ally Financial Inc.,
  6.875%, 8/28/12                  175,000      183,816           --           --                            175,000      183,816
American International
  Group, Inc., 6.400%,
  12/15/20                              --           --       40,000       42,692                             40,000       42,692
Ameriprise Financial,
  Inc., 5.300%, 3/15/20                 --           --       30,000       31,800                             30,000       31,800
Ameriprise Financial,
  Inc., 7.300%, 6/28/19                 --           --       30,000       35,836                             30,000       35,836
Bank of America
  Corp., 4.500%, 4/1/15                 --           --      205,000      212,874                            205,000      212,874
Bank of America
  Corp., 5.750%,
  12/1/17                               --           --       30,000       31,608                             30,000       31,608
Bank of America Corp.,
  8.000%, 12/31/49(a)                   --           --       31,000       33,336                             31,000       33,336
Bank of America Corp.
  MTN, 7.375%, 5/15/14                  --           --       25,000       28,233                             25,000       28,233
Boston Properties LP,
  4.125%, 5/15/21                       --           --       75,000       71,333                             75,000       71,333
Brandywine Operating
  Partnership LP, 7.500%,
  5/15/15                               --           --      130,000      146,874                            130,000      146,874
Canadian Imperial Bank
  of Commerce/Canada, Ser
  DPNT, 5.000%, 9/10/12                 --           --      172,000      184,641                            172,000      184,641
Capital One Capital V,
  10.250%, 8/15/39                      --           --       40,000       43,400                             40,000       43,400
Capital One Financial Corp.,
  7.375%, 5/23/14                       --           --       20,000       22,956                             20,000       22,956
CB Richard Ellis Services,
  Inc., 6.625%, 10/15/20                --           --       25,000       25,750                             25,000       25,750
CB Richard Ellis Services,
  Inc., 11.625%, 6/15/17                --           --       17,000       20,060                             17,000       20,060
CIT Group, Inc., 7.000%,
  5/1/17                                --           --       25,000       25,031                             25,000       25,031
Citigroup, Inc., 5.500%,
  10/15/14                              --           --      210,000      226,506                            210,000      226,506
CNA Financial Corp.,
  5.750%, 8/15/21                       --           --       35,000       35,834                             35,000       35,834
CommonWealth REIT,
  5.875%, 9/15/20                       --           --      100,000      101,992                            100,000      101,992
Credit Suisse AG, 5.400%,
  1/14/20                               --           --      120,000      121,197                            120,000      121,197
Developers Diversified
  Realty Corp., 7.500%,
  4/1/17                                --           --       15,000       16,919                             15,000       16,919
Developers Diversified
  Realty Corp., 9.625%,
  3/15/16                               --           --       15,000       18,274                             15,000       18,274
Digital Realty Trust LP,
  4.500%, 7/15/15                       --           --      100,000      102,710                            100,000      102,710
Digital Realty Trust LP,
  5.875%, 2/1/20                        --           --       20,000       20,875                             20,000       20,875
Equinix, Inc., 8.125%, 3/1/18           --           --       31,000       33,557                             31,000       33,557
Fidelity National Financial,
  Inc., 6.600%, 5/15/17                 --           --       25,000       25,863                             25,000       25,863
Fifth Third Bancorp,
  4.500%, 6/1/18                        --           --      120,000      116,814                            120,000      116,814
General Electric Capital
  Corp., 2.250%, 11/9/15                --           --      100,000       96,067                            100,000       96,067
General Electric Capital
  Corp., 4.625%, 1/7/21                 --           --       65,000       64,013                             65,000       64,013
General Electric Capital
  Corp., 5.300%, 2/11/21                --           --       50,000       50,783                             50,000       50,783
Genworth Financial, Inc.,
  7.625%, 9/24/21                       --           --       50,000       50,160                             50,000       50,160
Glencore Funding LLC,
  144a, 6.000%, 4/15/14                 --           --      110,000      117,820                            110,000      117,820
Goldman Sachs Group,
  Inc., 5.375%, 3/15/20                 --           --       45,000       45,690                             45,000       45,690
Goldman Sachs Group,
  Inc., 6.250%, 2/1/41                  --           --      100,000       99,586                            100,000       99,586
Goldman Sachs Group,
  Inc. MTN, 6.000%, 5/1/14              --           --       40,000       43,924                             40,000       43,924
Goodman Funding Pty
  Ltd., 144a, 6.375%, 4/15/21           --           --      250,000      249,463                            250,000      249,463
HCP, Inc., 5.375%, 2/1/21               --           --       60,000       60,593                             60,000       60,593
Health Care REIT, Inc.,
  5.250%, 1/15/22                       --           --      120,000      117,080                            120,000      117,080
Host Hotels & Resorts LP,
  Ser O, 6.375%, 3/15/15                --           --       35,000       35,744                             35,000       35,744
Icahn Enterprises LP / Icahn
  Enterprises Finance Corp.,
  8.000%, 1/15/18                       --           --       95,000       97,613                             95,000       97,613
International Lease Finance
  Corp., 144a, 8.875%, 9/15/15          --           --       15,000       16,500                             15,000       16,500
Jefferies Group, Inc.,
  6.250%, 1/15/36                       --           --       25,000       23,108                             25,000       23,108
Jefferies Group, Inc.,
  6.875%, 4/15/21                       --           --       25,000       26,553                             25,000       26,553
Jefferies Group, Inc.,
  8.500%, 7/15/19                       --           --       65,000       76,680                             65,000       76,680
JP Morgan Chase & Co.,
  6.300%, 4/23/19                       --           --       85,000       94,085                             85,000       94,085
KeyCorp, 5.100%, 3/24/21                --           --       80,000       79,506                             80,000       79,506
KeyCorp MTN, 3.750%,
  8/13/15                               --           --       90,000       90,940                             90,000       90,940
Kilroy Realty LP, 6.625%,
  6/1/20                                --           --      165,000      169,247                            165,000      169,247
KKR Group Finance Co.
  LLC, 144a, 6.375%,
  9/29/20                               --           --      100,000      102,289                            100,000      102,289
Lazard Group LLC,
  7.125%, 5/15/15                       --           --       65,000       71,408                             65,000       71,408
Lender Processing Services,
  Inc., 8.125%, 7/1/16                  --           --       35,000       36,444                             35,000       36,444
Liberty Mutual Group, Inc.,
  144a, 10.750%, 6/15/58(a)             --           --       90,000      117,000                             90,000      117,000
Lincoln National Corp.,
  4.300%, 6/15/15                       --           --       25,000       25,938                             25,000       25,938

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Lincoln National Corp.,
  8.750%, 7/1/19               $        --  $        --  $    58,000  $    73,443  $          $          $    58,000  $    73,443
Lloyds TSB Bank PLC
  MTN, 144a, 6.500%, 9/14/20            --           --      215,000      211,368                            215,000      211,368
Mack-Cali Realty LP,
  7.750%, 8/15/19                       --           --       40,000       48,198                             40,000       48,198
Macquarie Group Ltd.,
  144a, 7.300%, 8/1/14                  --           --       25,000       27,737                             25,000       27,737
Macquarie Group Ltd.,
  144a, 7.625%, 8/13/19                 --           --       50,000       55,432                             50,000       55,432
MetLife, Inc., 6.750%,
  6/1/16                                --           --       75,000       86,696                             75,000       86,696
MetLife, Inc., 10.750%,
  8/1/39                                --           --      105,000      144,900                            105,000      144,900
Morgan Stanley MTN,
  5.625%, 9/23/19                       --           --      100,000      102,133                            100,000      102,133
NASDAQ OMX Group, Inc.,
  5.550%, 1/15/20                       --           --       75,000       73,445                             75,000       73,445
National Money Mart Co.,
  10.375%, 12/15/16                     --           --       51,000       56,865                             51,000       56,865
National Retail Properties,
  Inc., 6.875%, 10/15/17                --           --       45,000       48,481                             45,000       48,481
National Rural Utilities
  Cooperative Finance Corp.,
  10.375%, 11/1/18                      --           --      135,000      184,326                            135,000      184,326
Nationwide Mutual Insurance
  Co., 144a, 9.375%, 8/15/39            --           --       75,000       91,208                             75,000       91,208
Pacific Life Insurance Co.,
  144a, 9.250%, 6/15/39                 --           --       75,000       98,583                             75,000       98,583
PPF Funding, Inc., 144a,
  5.700%, 4/15/17                       --           --       75,000       76,797                             75,000       76,797
Principal Financial Group,
  Inc., 7.875%, 5/15/14                 --           --       75,000       86,651                             75,000       86,651
Provident Cos. Inc.,
  7.000%, 7/15/18                  375,000      414,852           --           --                            375,000      414,852
Raymond James Financial,
  Inc., 8.600%, 8/15/19                 --           --      130,000      155,415                            130,000      155,415
Regions Financial Corp.,
  5.750%, 6/15/15                       --           --       35,000       35,656                             35,000       35,656
Regions Financial Corp.,
  7.750%, 11/10/14                      --           --       40,000       43,200                             40,000       43,200
Senior Housing Properties
  Trust, 6.750%, 4/15/20                --           --       40,000       42,341                             40,000       42,341
Simon Property Group LP,
  10.350%, 4/1/19                       --           --      210,000      289,455                            210,000      289,455
Standard Chartered PLC,
  144a, 3.850%, 4/27/15                 --           --      150,000      153,505                            150,000      153,505
SunTrust Bank, 7.250%,
  3/15/18                               --           --      100,000      113,663                            100,000      113,663
Tanger Properties LP,
  6.125%, 6/1/20                        --           --       85,000       91,626                             85,000       91,626
Terremark Worldwide, Inc.,
  12.000%, 6/15/17                      --           --       40,000       49,500                             40,000       49,500
US Bancorp, 3.442%, 2/1/16              --           --      145,000      144,561                            145,000      144,561
USB Capital IX, 6.189%,
  10/29/49                         275,000      230,313           --           --                            275,000      230,313
Validus Holdings Ltd.,
  8.875%, 1/26/40                       --           --      115,000      120,767                            115,000      120,767
Wachovia Capital Trust III,
  5.570%, 3/29/49                  275,000      252,312           --           --                            275,000      252,312
Willis North America, Inc.,
  6.200%, 3/28/17                       --           --       20,000       21,315                             20,000       21,315
Willis North America, Inc.,
  7.000%, 9/29/19                       --           --       45,000       48,734                             45,000       48,734
Zions Bancorp., 7.750%,
  9/23/14                               --           --       80,000       86,881                             80,000       86,881
                                            -----------               -----------             ---------               -----------
                                              1,081,293                 6,773,235                    --                 7,854,528
                                            -----------               -----------             ---------               -----------

INDUSTRIALS -- 7.2% (*)
Air Canada, 144a, 9.250%,
  8/1/15                                --           --       50,000       52,125                             50,000       52,125
American Airlines Pass Through
  Trust 2001-01, 6.977%,
  5/23/21                          337,678      302,222           --           --                            337,678      302,222
ARAMARK Corp., 5.000%, 6/1/12           --           --       10,000       10,200                             10,000       10,200
ARAMARK Corp., 8.500%, 2/1/15           --           --       51,000       53,168                             51,000       53,168
Avis Budget Car Rental LLC /
  Avis Budget Finance, Inc.,
  7.750%, 5/15/16                       --           --       64,000       66,000                             64,000       66,000
Avis Budget Car Rental LLC /
  Avis Budget Finance, Inc.,
  9.625%, 3/15/18                       --           --       10,000       11,050                             10,000       11,050
BE Aerospace, Inc., 6.875%,
  10/1/20                               --           --       30,000       31,050                             30,000       31,050
Bombardier, Inc., 144a,
  7.750%, 3/15/20                       --           --       15,000       16,294                             15,000       16,294
Burlington Northern and Santa
  Fe Railway 1998-CTR, 6.230%,
  7/2/18                           182,948      200,489           --           --                            182,948      200,489
Canadian Pacific Railway Co.,
  7.250%, 5/15/19                       --           --       45,000       53,316                             45,000       53,316
Case New Holland, Inc.,
  7.750%, 9/1/13                        --           --       15,000       16,331                             15,000       16,331
Chesapeake Energy Corp.,
  6.875%, 11/15/20                 150,000      162,000           --           --                            150,000      162,000
Clean Harbors, Inc., 144a,
  7.625%, 8/15/16                       --           --       40,000       42,450                             40,000       42,450
Continental Airlines Inc.,
  7.707%, 4/2/21                   263,698      285,454           --           --                            263,698      285,454
CSXT Trust 1998 A, 6.550%,
  6/15/13                          300,000      328,452           --           --                            300,000      328,452
CVS Pass-Through Trust,
  6.036%, 12/10/28                 178,757      184,068           --           --                            178,757      184,068
Education Management LLC /
  Education Management Finance
  Corp., 8.750%, 6/1/14                 --           --       15,000       15,356                             15,000       15,356
Federal Express Corp. 1999
  Pass Through Trust, 7.650%,
  1/15/22                          100,392      113,443           --           --                            100,392      113,443
Ford Motor Credit Co. LLC,
  5.625%, 9/15/15                  175,000      183,256           --           --                            175,000      183,256
FTI Consulting, Inc., 144a,
  6.750%, 10/1/20                       --           --       45,000       45,562                             45,000       45,562
GATX Financial Corp., 6.273%,
  6/15/11                          250,000      252,564           --           --                            250,000      252,564

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Kansas City Southern Railway,
  13.000%, 12/15/13            $        --  $        --  $    20,000  $    23,850  $          $          $    20,000  $    23,850
Kemet Corp., 10.500%, 5/1/18            --           --       60,000       67,650                             60,000       67,650
Meccanica Holdings USA, 144a,
  6.250%, 7/15/19                       --           --      100,000      104,896                            100,000      104,896
Pall Corp., 5.000%, 6/15/20             --           --       40,000       40,705                             40,000       40,705
Pulte Group Inc., 5.250%,
  1/15/14                          325,000      329,875           --           --                            325,000      329,875
RailAmerica, Inc., 9.250%,
  7/1/17                                --           --       71,000       78,544                             71,000       78,544
Roper Industries, Inc.,
  6.250%, 9/1/19                        --           --       20,000       22,058                             20,000       22,058
SPX Corp., 144a, 6.875%,
  9/1/17                                --           --       20,000       21,500                             20,000       21,500
Union Pacific Railroad Co.
  2001 Pass Through Trust,
  6.630%, 1/27/22                   79,882       92,683           --           --                             79,882       92,683
                                            -----------               -----------             ---------               -----------
                                              2,434,506                   772,105                    --                 3,206,611
                                            -----------               -----------             ---------               -----------

UTILITIES -- 3.7% (*)
AES Corp., 7.750%, 10/15/15             --           --       30,000       32,400                             30,000       32,400
Ameren Corp., 8.875%, 5/15/14           --           --      125,000      143,793                            125,000      143,793
Commonwealth Edison Co.,
  5.900%, 3/15/36                  200,000      203,727           --           --                            200,000      203,727
Copano Energy LLC / Copano
  Energy Finance Corp.,
  7.125%, 4/1/21                        --           --       30,000       30,375                             30,000       30,375
Duquesne Light Holdings, Inc.,
  144a, 6.400%, 9/15/20                 --           --       80,000       81,390                             80,000       81,390
El Paso Pipeline Partners
  Operating Co. LLC,
  6.500%, 4/1/20                        --           --       25,000       27,491                             25,000       27,491
Energy Transfer Partners LP,
  9.700%, 3/15/19                       --           --      130,000      169,681                            130,000      169,681
Nevada Power Co., 5.875%,
  1/15/15                          375,000      417,172           --           --                            375,000      417,172
Nevada Power Co., 6.500%,
  8/1/18                                --           --      115,000      131,953                            115,000      131,953
NextEra Energy Capital
  Holdings Inc., 6.350%,
  10/1/66                          200,000      197,250           --           --                            200,000      197,250
Plains All American Pipeline
  LP, 8.750%, 5/1/19                    --           --       65,000       81,318                             65,000       81,318
Plains All American Pipeline
  LP / PAA Finance Corp.,
  3.950%, 9/15/15                       --           --       30,000       30,938                             30,000       30,938
Regency Energy Partners LP /
  Regency Energy Finance
  Corp., 9.375%, 6/1/16                 --           --        8,000        9,100                              8,000        9,100
Sempra Energy, 9.800%, 2/15/19          --           --       65,000       86,298                             65,000       86,298
                                            -----------               -----------             ---------               -----------
                                                818,149                   824,737                    --                 1,642,886
                                            -----------               -----------             ---------               -----------

CONSUMER DISCRETIONARY -- 2.8% (*)
AMC Entertainment, Inc.,
  8.750%, 6/1/19                        --           --       12,000       13,020                             12,000       13,020
Best Buy Co., Inc.,
  5.500%, 3/15/21                       --           --      165,000      161,900                            165,000      161,900
Comcast Corp., 6.450%, 3/15/37          --           --      125,000      128,054                            125,000      128,054
Cooper Tire & Rubber Co.,
  8.000%, 12/15/19                      --           --       40,000       42,100                             40,000       42,100
DIRECTV Holdings LLC /
  DIRECTV Financing Co.,
  Inc., 3.500%, 3/1/16                  --           --       40,000       40,087                             40,000       40,087
DIRECTV Holdings LLC /
  DIRECTV Financing Co.,
  Inc., 6.375%, 3/1/41                  --           --       35,000       35,212                             35,000       35,212
DISH DBS Corp., 6.625%,
  10/1/14                               --           --       25,000       26,469                             25,000       26,469
GameStop Corp., 8.000%,
  10/1/12                               --           --        6,000        6,127                              6,000        6,127
GeoEye, Inc., 8.625%,
  10/1/16                               --           --       56,000       59,640                             56,000       59,640
Goodyear Tire & Rubber Co.,
  10.500%, 5/15/16                      --           --       52,000       58,240                             52,000       58,240
Home Depot, Inc.,
  5.950%, 4/1/41                        --           --       95,000       94,735                             95,000       94,735
Lennar Corp., 6.950%, 6/1/18            --           --       65,000       64,350                             65,000       64,350
Netflix, Inc., 8.500%,
  11/15/17                              --           --       30,000       33,788                             30,000       33,788
Pokagon Gaming Auth., 144a,
  10.375%, 6/15/14                      --           --       30,000       31,050                             30,000       31,050
Royal Caribbean Cruises Ltd.,
  6.875%, 12/1/13                       --           --       10,000       10,675                             10,000       10,675
Scientific Games
  International, Inc.,
  9.250%, 6/15/19                       --           --        5,000        5,488                              5,000        5,488
Starwood Hotels & Resorts
  Worldwide, Inc., 7.875%,
  5/1/12                                --           --       10,000       10,587                             10,000       10,587
Starwood Hotels & Resorts
  Worldwide, Inc., 7.875%,
  10/15/14                              --           --        7,000        8,001                              7,000        8,001
Tenneco, Inc., 6.875%,
  12/15/20                              --           --       15,000       15,525                             15,000       15,525
Time Warner Cable, Inc.,
  5.875%, 11/15/40                      --           --       60,000       56,379                             60,000       56,379
Time Warner Cable, Inc.,
  8.750%, 2/14/19                       --           --       80,000       99,739                             80,000       99,739
Time Warner, Inc., 6.250%,
  3/29/41                               --           --       35,000       34,774                             35,000       34,774
Toys R Us Property Co. I LLC,
  10.750%, 7/15/17                      --           --       31,000       35,185                             31,000       35,185
Videotron Ltee, 6.875%,
  1/15/14                               --           --       10,000       10,137                             10,000       10,137
WMG Holdings Corp., 9.500%,
  12/15/14+                             --           --       50,000       51,000                             50,000       51,000
Wyndham Worldwide Corp.,
  7.375%, 3/1/20                        --           --       20,000       22,063                             20,000       22,063
XM Satellite Radio, Inc.,
  144a, 13.000%, 8/1/13                 --           --       55,000       65,313                             55,000       65,313
                                            -----------               -----------             ---------               -----------
                                                     --                 1,219,638                    --                 1,219,638
                                            -----------               -----------             ---------               -----------

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
TELECOMMUNICATION SERVICES -- 2.2% (*)
British Telecommunications
  PLC, 9.875%, 12/15/30        $        --  $        --  $    65,000  $    89,910   $          $         $    65,000  $    89,910
Frontier Communications
  Corp., 7.875%, 1/15/27                --           --       34,000       32,470                             34,000       32,470
MetroPCS Wireless, Inc.,
  6.625%, 11/15/20                      --           --       30,000       29,962                             30,000       29,962
NII Capital Corp., 7.625%,
  4/1/21                                --           --       65,000       66,462                             65,000       66,462
Qwest Communications
  International, Inc., Ser B,
  7.500%, 2/15/14                       --           --       77,000       78,251                             77,000       78,251
Qwest Corp., 8.875%, 3/15/12            --           --       60,000       64,200                             60,000       64,200
Rogers Communications, Inc.,
  7.500%, 3/15/15                       --           --       90,000      106,240                             90,000      106,240
Sprint Nextel Corp., 8.375%,
  8/15/17+                              --           --       65,000       72,394                             65,000       72,394
Telecom Italia Capital SA,
  7.175%, 6/18/19                       --           --       75,000       81,985                             75,000       81,985
Telefonica Emisiones SAU,
  3.992%, 2/16/16                       --           --       55,000       55,266                             55,000       55,266
Verizon Communications, Inc.,
  6.350%, 4/1/19                        --           --      220,000      250,157                            220,000      250,157
Windstream Corp., 7.000%,
  3/15/19                               --           --       29,000       29,218                             29,000       29,218
                                            -----------               -----------             ---------               -----------
                                                     --                   956,515                    --                   956,515
                                            -----------               -----------             ---------               -----------

ENERGY -- 2.1% (*)
Berry Petroleum Co.,
  10.250%, 6/1/14                       --           --       50,000       58,000                             50,000       58,000
Bill Barrett Corp.,
  9.875%, 7/15/16                       --           --       70,000       78,750                             70,000       78,750
BP Capital Markets PLC,
  3.875%, 3/10/15                       --           --       35,000       36,343                             35,000       36,343
BP Capital Markets PLC,
  4.500%, 10/1/20                       --           --       40,000       39,694                             40,000       39,694
BP Capital Markets PLC,
  4.742%, 3/11/21                       --           --       60,000       60,112                             60,000       60,112
Chesapeake Energy Corp.,
  6.125%, 2/15/21                       --           --       75,000       77,437                             75,000       77,437
Chesapeake Energy Corp.,
  6.625%, 8/15/20                       --           --       40,000       42,600                             40,000       42,600
Denbury Resources, Inc.,
  8.250%, 2/15/20                       --           --       28,000       31,290                             28,000       31,290
Encore Acquisition Co.,
  9.500%, 5/1/16                        --           --       34,000       38,335                             34,000       38,335
Expro Finance Luxembourg SCA,
  144a, 8.500%, 12/15/16                --           --      100,000       99,000                            100,000       99,000
Geokinetics Holdings USA,
  Inc., 9.750%, 12/15/14                --           --       50,000       48,063                             50,000       48,063
Hornbeck Offshore Services,
  Inc., 8.000%, 9/1/17                  --           --       72,000       74,340                             72,000       74,340
Linn Energy LLC / Linn Energy
  Finance Corp., 144a, 8.625%,
  4/15/20                               --           --       10,000       11,100                             10,000       11,100
Marathon Petroleum Corp.,
  144a, 5.125%, 3/1/21                  --           --       65,000       65,519                             65,000       65,519
Petrobras International
  Finance Co. - Pifco, 6.750%,
  1/27/41                               --           --       75,000       77,266                             75,000       77,266
Plains Exploration &
  Production Co., 6.625%,
  5/1/21                                --           --       35,000       35,000                             35,000       35,000
Plains Exploration &
  Production Co., 7.750%,
  6/15/15                               --           --       39,000       40,706                             39,000       40,706
QEP Resources, Inc.,
  6.875%, 3/1/21                        --           --       30,000       31,500                             30,000       31,500
                                            -----------               -----------             ---------               -----------
                                                     --                   945,055                    --                   945,055
                                            -----------               -----------             ---------               -----------

MATERIALS --1.3% (*)
ArcelorMittal, 5.500%, 3/1/21           --           --      140,000      137,957                            140,000      137,957
Ball Corp., 5.750%, 5/15/21             --           --       20,000       19,600                             20,000       19,600
Ball Corp., 6.750%, 9/15/20             --           --        5,000        5,225                              5,000        5,225
Clearwater Paper Corp.,
  10.625%, 6/15/16                      --           --       53,000       59,890                             53,000       59,890
Domtar Corp., 10.750%, 6/1/17           --           --       59,000       73,750                             59,000       73,750
International Paper Co.,
  9.375%, 5/15/19                       --           --       55,000       70,793                             55,000       70,793
Masco Corp., 7.125%, 3/15/20            --           --       30,000       31,046                             30,000       31,046
Neenah Paper, Inc.,
  7.375%, 11/15/14                      --           --       24,000       24,660                             24,000       24,660
Rock-Tenn Co., 9.250%, 3/15/16          --           --       18,000       19,800                             18,000       19,800
Solutia, Inc., 7.875%, 3/15/20          --           --       10,000       10,850                             10,000       10,850
Solutia, Inc., 8.750%, 11/1/17          --           --       60,000       66,000                             60,000       66,000
Steel Dynamics, Inc.,
  6.750%, 4/1/15                        --           --       37,000       37,879                             37,000       37,879
                                            -----------               -----------             ---------               -----------
                                                     --                   557,450                    --                   557,450
                                            -----------               -----------             ---------               -----------

HEALTH CARE -- 1.0% (*)
Biomet, Inc., 10.000%,
  10/15/17                              --           --       35,000       38,369                             35,000       38,369
Boston Scientific Corp.,
  4.500%, 1/15/15                       --           --       70,000       72,197                             70,000       72,197
Boston Scientific Corp.,
  6.000%, 1/15/20                       --           --       20,000       20,956                             20,000       20,956
CHS / Community Health
  Systems, Inc., 8.875%,
  7/15/15                               --           --       53,000       55,915                             53,000       55,915
Coventry Health Care, Inc.,
  6.300%, 8/15/14                       --           --       30,000       31,864                             30,000       31,864

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
HCA, Inc., 7.250%, 9/15/20     $        --  $        --  $    25,000  $    26,750    $          $        $    25,000  $    26,750
HCA, Inc., 9.250%, 11/15/16             --           --       72,000       77,490                             72,000       77,490
Mylan, Inc., 144a,
  6.000%, 11/15/18                      --           --       65,000       65,000                             65,000       65,000
Mylan, Inc., 144a,
  7.625%, 7/15/17                       --           --       20,000       21,525                             20,000       21,525
Omnicare, Inc., 6.125%, 6/1/13          --           --       25,000       25,094                             25,000       25,094
                                            -----------               -----------             ---------               -----------
                                                     --                   435,160                    --                   435,160
                                            -----------               -----------             ---------               -----------

CONSUMER STAPLES -- 0.8% (*)
Alliance One International,
  Inc., 10.000%, 7/15/16                --           --       40,000       40,550                             40,000       40,550
Altria Group, Inc.,
  9.700%, 11/10/18                      --           --       25,000       32,878                             25,000       32,878
Bunge Ltd. Finance Corp.,
  8.500%, 6/15/19                       --           --       45,000       53,436                             45,000       53,436
CVS Pass-Through Trust,
  144a, 7.507%, 1/10/32                 --           --      127,312      146,020                            127,312      146,020
Dole Food Co., Inc.,
  13.875%, 3/15/14                      --           --       50,000       60,500                             50,000       60,500
                                            -----------               -----------             ---------               -----------
                                                     --                   333,384                    --                   333,384
                                            -----------               -----------             ---------               -----------

INFORMATION TECHNOLOGY -- 0.5% (*)
BMC Software, Inc.,
  7.250%, 6/1/18                        --           --       50,000       56,885                             50,000       56,885
CC Holdings, 144a,
  7.750%, 5/1/17                        --           --      130,000      141,700                            130,000      141,700
Crown Castle International
  Corp., 9.000%, 1/15/15                --           --       11,000       12,128                             11,000       12,128
Stream Global Services,
  Inc., 11.250%, 10/1/14                --           --       25,000       26,750                             25,000       26,750
                                            -----------               -----------             ---------               -----------
                                                     --                   237,463                    --                   237,463
                                            -----------               -----------             ---------               -----------

TOTAL CORPORATE BONDS                       $ 4,333,948               $13,054,742             $      --               $17,388,690

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 20.3% (*)
Federal Agricultural Mortgage
  Corp., 6.768%, 4/25/13           247,622      269,871           --           --                            247,622      269,871
FHA Downtowner Apts.,
  8.375%, 11/1/11                    3,006        3,171           --           --                              3,006        3,171
FHA Reilly #046,
  6.513%, 6/1/14                     8,396        8,356           --           --                              8,396        8,356
FHA USGI #87, 7.430%, 8/1/23        30,955       31,250           --           --                             30,955       31,250
FHLMC, Pool #G03871,
  5.500%, 2/1/38                        --           --       37,838       40,610                             37,838       40,610
FHLMC, Pool #G02558,
  6.000%, 1/1/37                        --           --      174,771      190,688                            174,771      190,688
FHLMC, Pool #G04346,
  6.000%, 5/1/38                        --           --       48,725       53,255                             48,725       53,255
FHLMC Gold, Pool #A93853,
  5.000%, 9/1/40                        --           --      742,811      781,851                            742,811      781,851
FHLMC Gold, Pool #G01665,
  5.500%, 3/1/34                        --           --      161,364      173,337                            161,364      173,337
FHLMC Gold, Pool #G05888,
  5.500%, 10/1/39                       --           --       75,007       80,314                             75,007       80,314
FHLMC Gold, Pool #G04123,
  6.000%, 3/1/38                        --           --      162,046      176,349                            162,046      176,349
FNMA, Pool #AE8886,
  3.500%, 12/1/25                       --           --      318,133      319,416                            318,133      319,416
FNMA, Pool #AD1608,
  4.000%, 2/1/25                   285,501      293,932           --           --                            285,501      293,932
FNMA, Pool #AB1152,
  4.000%, 6/1/25                   144,576      148,845           --           --                            144,576      148,845
FNMA, Pool #AE8068,
  4.000%, 12/1/40                       --           --       68,949       68,006                             68,949       68,006
FNMA, Pool #AE8073,
  4.000%, 12/1/40                       --           --      101,747      100,291                            101,747      100,291
FNMA, Pool #AH6574,
  4.000%, 3/1/41                        --           --       93,790       92,506                             93,790       92,506
FNMA, Pool #AA3414,
  4.500%, 3/1/39                   142,427      145,146           --           --                            142,427      145,146
FNMA, Pool #AD1656,
  4.500%, 3/1/40                   150,840      153,720           --           --                            150,840      153,720
FNMA, Pool #AD0786,
  4.501%, 1/1/20                   197,841      209,620           --           --                            197,841      209,620
FNMA, Pool #AD0910,
  4.601%, 4/1/20                   173,383      180,711           --           --                            173,383      180,711
FNMA, Pool #AD0342,
  4.639%, 10/1/19                  147,388      153,956           --           --                            147,388      153,956
FNMA, Pool #AD0166,
  4.875%, 8/1/19                   147,204      158,552           --           --                            147,204      158,552
FNMA, Pool #958736,
  4.940%, 5/1/19                   153,670      162,655           --           --                            153,670      162,655
FNMA, Pool #745275,
  5.000%, 2/1/36                   293,921      309,324           --           --                            293,921      309,324
FNMA, Pool #926050,
  5.000%, 4/1/38                   141,774      148,539           --           --                            141,774      148,539
FNMA, Pool #AE9108,
  5.000%, 12/1/40                       --           --       47,758       50,052                             47,758       50,052
FNMA, Pool #874210,
  5.260%, 1/1/25                   123,384      130,390           --           --                            123,384      130,390
FNMA, Pool #745418,
  5.500%, 4/1/36                   288,418      309,943           --           --                            288,418      309,943
FNMA, Pool #889684,
  5.500%, 8/1/37                        --           --      142,674      153,322                            142,674      153,322
FNMA, Pool #995023,
  5.500%, 8/1/37                        --           --      550,395      591,472                            550,395      591,472
FNMA, Pool #929317,
  5.500%, 3/1/38                        --           --      194,104      208,409                            194,104      208,409

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
FNMA, Pool #995018,
  5.500%, 6/1/38               $        --  $        --  $   235,594  $   252,662    $          $        $   235,594  $   252,662
FNMA, Pool #888829,
  5.832%, 6/1/37                    57,336       59,515           --           --                             57,336       59,515
FNMA, Pool #831811,
  6.000%, 9/1/36                        --           --       64,594       70,882                             64,594       70,882
FNMA, Pool #888222,
  6.000%, 2/1/37                        --           --      148,857      162,600                            148,857      162,600
FNMA, Pool #911586,
  6.000%, 4/1/37                        --           --      170,583      186,332                            170,583      186,332
FNMA, Pool #889507,
  6.000%, 5/1/38                        --           --      312,334      339,999                            312,334      339,999
FNMA, Pool #995196,
  6.000%, 7/1/38                        --           --       11,358       12,406                             11,358       12,406
FNMA, Pool #190391,
  6.000%, 9/1/38                        --           --       71,574       77,914                             71,574       77,914
FNMA, Pool #995226,
  6.000%, 11/1/38                       --           --       84,535       92,102                             84,535       92,102
FNMA, Pool #931293,
  6.000%, 6/1/39                   116,927      128,801           --           --                            116,927      128,801
GNMA, Pool #783176,
  4.000%, 11/15/40                      --           --      245,243      245,754                            245,243      245,754
GNMA, Pool #712690,
  5.000%, 4/15/39                       --           --      130,443      138,902                            130,443      138,902
GNMA, Pool #698387,
  5.000%, 7/15/39                       --           --      368,938      393,091                            368,938      393,091
GNMA II, Pool #4441,
  5.000%, 5/20/39                  155,084      163,299           --           --                            155,084      163,299
GNMA II, Pool #3665,
  5.500%, 1/20/35                  305,323      332,198           --           --                            305,323      332,198
GNMA Trust 2009-114 A,
  3.103%, 12/16/38                 146,998      151,047           --           --                            146,998      151,047
GNMA Trust 2009-27 B,
  4.353%, 2/16/41                  175,000      178,963           --           --                            175,000      178,963
GNMA Trust 2005-32 B,
  4.385%, 8/16/30                   96,447       97,326           --           --                             96,447       97,326
TOTAL U.S. GOVERNMENT                       -----------               -----------             ---------               -----------
  MORTGAGE-BACKED OBLIGATIONS               $ 3,929,130               $ 5,052,522             $      --               $ 8,981,652
                                            -----------               -----------             ---------               -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.0% (*)
Alter Barge Line Inc.
  Title XI, 6.000%, 3/1/26         194,000      216,935           --           --                            194,000      216,935
Ecuador Government U.S.
  AID Bond, 7.050%, 5/1/15          21,951       24,475           --           --                             21,951       24,475
Israel Government U.S.
  AID Bond, 5.500%, 9/18/33        175,000      192,535           --           --                            175,000      192,535
Matson Navigation Co. Inc.
  Title XI, 5.337%, 9/4/28         221,000      233,288           --           --                            221,000      233,288
Private Export Funding Corp.,
  4.300%, 12/15/21                 150,000      153,565           --           --                            150,000      153,565
Rowan Cos Inc. Title XI,
  2.800%, 10/20/13                 214,279      217,594           --           --                            214,279      217,594
SBA Series 1992-20H,
  7.400%, 8/1/12                    20,493       21,117           --           --                             20,493       21,117
SBA Series 1995-20-L,
  6.450%, 12/1/15                   39,730       43,199           --           --                             39,730       43,199
SBA Series 1997-20A,
  7.150%, 1/1/17                    25,921       28,625           --           --                             25,921       28,625
SBA Series 1998-20B,
  6.150%, 2/1/18                    98,712      107,560           --           --                             98,712      107,560
SBA Series 1999-20-L,
  7.300%, 9/1/19                    92,716      102,772           --           --                             92,716      102,772
SBA Series 2000-20K,
  7.220%, 11/1/20                  255,582      282,149           --           --                            255,582      282,149
SBA Series 2001-20A,
  6.290%, 1/1/21                   176,490      191,222           --           --                            176,490      191,222
SBA Series 2001-20K,
  5.340%, 11/1/21                  332,032      353,888           --           --                            332,032      353,888
SBA Series 2002-10B,
  5.300%, 3/1/12                    66,055       67,171           --           --                             66,055       67,171
SBA Series 2002-20H,
  5.310%, 8/1/22                   117,420      124,743           --           --                            117,420      124,743
SBA Series 2003-10B,
  3.390%, 3/1/13                    56,854       57,733           --           --                             56,854       57,733
SBA Series 2004-20D,
  4.770%, 4/1/24                   135,064      142,568           --           --                            135,064      142,568
SBA Series 2005-20B,
  4.625%, 2/1/25                   189,767      199,327           --           --                            189,767      199,327
SBA Series 2005-20L,
  5.390%, 12/1/25                  117,300      125,714           --           --                            117,300      125,714
SBA Series 2006-20H,
  5.700%, 8/1/26                   127,600      137,765           --           --                            127,600      137,765
SBA Series 2006-20K,
  5.360%, 11/1/26                  418,914      449,376           --           --                            418,914      449,376
SBA Series 2007-20A,
  5.320%, 1/1/27                   130,283      138,926           --           --                            130,283      138,926
SBA Series 2007-20G,
  5.820%, 7/1/27                   150,279      165,988           --           --                            150,279      165,988
SBA Series 2008-20A,
  5.560%, 9/1/27                   133,972      144,969           --           --                            133,972      144,969
SBA Series 2008-20A,
  5.170%, 1/1/28                   142,895      152,832           --           --                            142,895      152,832
SBA Series 2008-20C,
  5.490%, 3/1/28                   163,802      174,844           --           --                            163,802      174,844
SBA Series 2008-20D,
  5.370%, 4/1/28                   151,458      162,054           --           --                            151,458      162,054
SBA Series 2008-20E,
  5.490%, 5/1/28                    98,837      105,893           --           --                             98,837      105,893
SBA Series 2008-20I,
  5.600%, 9/1/28                   168,866      180,978           --           --                            168,866      180,978
SBA Series 2009-20C,
  4.660%, 3/1/29                    85,393       88,665           --           --                             85,393       88,665
SBA Series 2009-20F,
  4.950%, 6/1/29                   130,957      138,344           --           --                            130,957      138,344
Sterling Equipment
 Title XI, 6.125%, 9/28/19         201,740      221,265           --           --                            201,740      221,265
Tennessee Valley Authority,
  4.650%, 6/15/35                  150,000      145,558           --           --                            150,000      145,558
TOTAL U.S. GOVERNMENT                       -----------               -----------             ---------               -----------
  AGENCY OBLIGATIONS                        $ 5,293,637               $        --             $      --               $ 5,293,637
                                            -----------               -----------             ---------               -----------

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 11.3% (*)
Banc of America Commercial
  Mortgage, Inc., Ser 2008-1,
  Class A4, 6.202%, 2/10/51(a) $            $            $   255,000  $   281,800    $          $        $   255,000  $   281,800
Banc of America Funding Corp.,
  Ser 2004-A, Class 2A1,
  4.402%, 5/20/34(a)                    --           --       59,807       59,723                             59,807       59,723
Banc of America Funding Corp.,
  Ser 2005-7, Class 3A2,
  5.750%, 11/25/35                      --           --       99,712       99,216                             99,712       99,216
Banc of America Funding Corp.,
  Ser 2005-G, Class A3,
  5.213%, 10/20/35(a)                   --           --      116,029      110,684                            116,029      110,684
Bear Stearns Commercial
  Mortgage Securities, Ser
  2007-PW17, Class A4, 5.694%,
  6/11/50(a)                            --           --      194,000      207,446                            194,000      207,446
Bear Stearns Commercial
  Mortgage Securities, Ser
  2007-T28, Class A4, 5.742%,
  9/11/42(a)                            --           --      155,000      168,290                            155,000      168,290
Citigroup Commercial Mortgage
  Trust, Ser 2006-C4, Class
  AM, 5.733%, 3/15/49(a)                --           --       55,000       57,031                             55,000       57,031
Citigroup Commercial Mortgage
  Trust, Ser 2007-C6, Class
  A4, 5.698%, 12/10/49(a)               --           --      146,000      157,969                            146,000      157,969
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Ser 2006-CD3, Class AJ,
  5.688%, 10/15/48                 305,000      271,486           --           --                            305,000      271,486
Commercial Mortgage Pass
  Through Certificates, Ser
  2006-C7, Class A4, 5.769%,
  6/10/46(a)                            --           --       51,000       55,680                             51,000       55,680
Commercial Mortgage Pass
  Through Certificates, Ser
  2006-C7, Class AM, 5.794%,
  6/10/46(a)                            --           --      124,000      128,863                            124,000      128,863
Commercial Mortgage Pass
  Through Certificates, Ser
  2007-C9, Class A4, 5.815%,
  12/10/49(a)                           --           --      225,000      244,136                            225,000      244,136
Credit Suisse Mortgage Capital
  Certificates, Ser 2006-C3,
  Class A3, 5.825%, 6/15/38(a)          --           --      234,000      253,223                            234,000      253,223
Greenwich Capital Commercial
  Funding Corp., Ser 2007-GG9,
  Class A4, 5.444%, 3/10/39             --           --      176,000      186,290                            176,000      186,290
GSR Mortgage Loan Trust, Ser
  2004-9, Class 4A1, 2.917%,
  8/25/34(a)                            --           --       67,953       67,522                             67,953       67,522
GSR Mortgage Loan Trust, Ser
  2005-4F, Class 6A1, 6.500%,
  2/25/35                               --           --       29,800       30,455                             29,800       30,455
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2006-CB17, Class A3,
  5.450%, 2/12/43                  300,000      309,069           --           --                            300,000      309,069
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2006-LDP7, Class A4,
  5.863%, 4/15/45(a)                    --           --       80,000       87,906                             80,000       87,906
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2006-LDP7, Class AM,
  5.863%, 4/15/45                       --           --       88,000       90,933                             88,000       90,933
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2006-LDP9, Class A3,
  5.336%, 5/15/47                       --           --      257,000      269,074                            257,000      269,074
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2007-CB18, Class A4,
  5.440%, 6/12/47                       --           --      170,000      179,262                            170,000      179,262
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Ser 2007-CB20, Class A4,
  5.794%, 2/12/51(a)                    --           --      171,000      184,190                            171,000      184,190
JP Morgan Mortgage Trust,
  Ser 2005-A2, Class 5A2,
  4.298%, 4/25/35(a)                    --           --       73,000       72,941                             73,000       72,941
LB-UBS Commercial Mortgage
  Trust, Ser 2006-C7, Class
  A3, 5.347%, 11/15/38                  --           --       60,000       63,475                             60,000       63,475
MASTR Asset Securitization
  Trust, Ser 2002-7, Class B1,
  5.868%, 12/25/32(a)                   --           --      145,372      148,471                            145,372      148,471
Merrill Lynch/Countrywide
  Commercial Mortgage Trust,
  Ser 2006-3, Class AM,
  5.456%, 7/12/46                  320,000      323,723           --           --                            320,000      323,723
Morgan Stanley Capital I, Ser
  2008-T29, Class A4, 6.280%,
  1/11/43(a)                            --           --      207,000      231,882                            207,000      231,882
Residential Asset Mortgage
  Products, Inc., Ser
  2004-SL1, Class A7, 7.000%,
  11/25/31                              --           --       33,753       34,646                             33,753       34,646
Structured Adjustable Rate
  Mortgage Loan Trust, Ser
  2004-12, Class 6A, 2.984%,
  9/25/34(a)                            --           --       22,768       21,544                             22,768       21,544
Thornburg Mortgage Securities
  Trust, Ser 2007-4, Class
  3A1, 6.171%, 9/25/37(a)               --           --       94,058       94,386                             94,058       94,386
Wachovia Bank Commercial
  Mortgage Trust, Ser 2006-C27,
  Class AM, 5.795%, 7/15/45(a)          --           --       55,000       56,713                             55,000       56,713
Wells Fargo Mortgage Backed
  Securities Trust, Ser
  2005-AR16, Class 7A1,
  5.206%, 10/25/35(a)                   --           --       85,974       85,174                             85,974       85,174
Wells Fargo Mortgage Backed
  Securities Trust, Ser
  2005-AR7, Class 1A1, 5.083%,
  5/25/35(a)                            --           --       80,636       79,152                             80,636       79,152
Wells Fargo Mortgage Backed
  Securities Trust, Ser
  2005-AR8, Class 3A2, 2.861%,
  6/25/35(a)                            --           --       98,592       94,375                             98,592       94,375
Wells Fargo Mortgage Backed
  Securities Trust, Ser
  2006-AR1, Class 2A5, 5.413%,
  3/25/36(a)                            --           --      112,000      104,417                            112,000      104,417
Wells Fargo Mortgage Backed
  Securities Trust, Ser 2007-5,
  Class 1A1, 5.500%, 5/25/37            --           --       60,795       60,777                             60,795       60,777
Wells Fargo Mortgage Backed
  Securities Trust, Ser 2007-5,
  Class 2A3, 5.500%, 5/25/22            --           --       11,938       11,910                             11,938       11,910
TOTAL COMMERCIAL                            -----------               -----------             ---------               -----------
  MORTGAGE-BACKED SECURITIES                $   904,278               $ 4,079,556             $      --               $ 4,983,834
                                            -----------               -----------             ---------               -----------

U.S. TREASURY OBLIGATIONS -- 9.2% (*)
U.S. Treasury Note, 4.875%,
  6/30/12                               --           --      195,000      205,786                            195,000      205,786
U.S. Treasury Note, 1.875%,
  4/30/14                               --           --    1,075,000    1,093,561                          1,075,000    1,093,561
U.S. Treasury Note, 3.500%,
  5/15/20                               --           --      730,000      739,870                            730,000      739,870
U.S. Treasury Note, 2.625%,
  11/15/20                         900,000      839,813           --           --                            900,000      839,813
U.S. Treasury Note, 3.500%,
  2/15/39                               --           --      690,000      578,522                            690,000      578,522
U.S. Treasury Strip Coupon,
  0.000%, 8/15/25                  575,000      304,816           --           --                            575,000      304,816
U.S. Treasury Strip Coupon,
  0.000%, 8/15/30                  400,000      160,707           --           --                            400,000      160,707
U.S. Treasury Strip Coupon,
  0.000%, 8/15/35                  550,000      170,240           --           --                            550,000      170,240
                                            -----------               -----------             ---------               -----------
TOTAL U.S. TREASURY OBLIGATIONS             $ 1,475,576               $ 2,617,739             $      --               $ 4,093,315
                                            -----------               -----------             ---------               -----------

SOVEREIGN GOVERNMENT OBLIGATIONS -- 3.4% (*)
Australia Government Bond,
  Ser 118, 6.500%, 5/15/13              --           --      628,000      669,923                            628,000      669,923
Canadian Government Bond,
  1.500%, 3/1/12                        --           --      161,000      166,284                            161,000      166,284
Corp. Andina de Fomento,
  8.125%, 6/4/19                        --           --       40,000       48,070                             40,000       48,070
New Zealand Government
  Treasury Bill, 2.310%,
  8/17/11(b)                            --           --      454,000      342,973                            454,000      342,973
United Kingdom Gilt, 5.000%,
  3/7/12                                --           --      157,000      261,410                            157,000      261,410
TOTAL SOVEREIGN                             -----------               -----------             ---------               -----------
  GOVERNMENT OBLIGATIONS                    $        --               $ 1,488,660             $      --               $ 1,488,660
                                            -----------               -----------             ---------               -----------

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2011
(UNAUDITED)

                                                                                                            PRO FORMA COMBINED
                                   EARNEST PARTNERS      TOUCHSTONE TOTAL RETURN         PRO FORMA        TOUCHSTONE TOTAL RETURN
                                  FIXED INCOME TRUST              BOND FUND             ADJUSTMENTS              BOND FUND
                                PRINCIPAL      MARKET      PRINCIPAL     MARKET     PRINCIPAL   MARKET     PRINCIPAL     MARKET
                                 AMOUNT        VALUE        AMOUNT       VALUE       AMOUNT     VALUE       AMOUNT       VALUE
                               -----------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
ASSET-BACKED SECURITIES -- 1.6% (*)
Capital One Multi-Asset
  Execution Trust, Ser 2005-B1,
  Class B1, 4.900%, 12/15/17   $        --  $        --  $   240,000  $   259,125    $          $        $   240,000  $   259,125
Countrywide Asset-Backed
  Certificates, Ser 2004-15,
  Class AF4, 4.614%,
  12/25/32(a)                           --           --        9,330        9,232                              9,330        9,232
DB-UBS Mortgage Trust, Ser
  2011-LC1A, Class A1, 144a,
  3.742%, 11/10/46                      --           --      104,768      106,141                            104,768      106,141
Deutsche ALT-A Securities, Inc.
  Alternate Loan Trust, Ser
  2005-1, Class 2A1, 5.587%,
  2/25/20(a)                            --           --       62,990       63,911                             62,990       63,911
GE Capital Commercial Mortgage
  Corp., Ser 2004-C2, Class A4,
  4.893%, 3/10/40                       --           --      108,000      114,245                            108,000      114,245
Morgan Stanley Home Equity Loan
  Trust, Ser 2007-2, Class A1,
  0.350%, 4/25/37(a)                    --           --       61,300       56,214                             61,300       56,214
Newcastle Investment Trust, Ser
  2010-MH1, Class M1, 144a,
  6.000%, 7/10/35                       --           --      100,000       95,528                            100,000       95,528
                                            -----------               -----------             ---------               -----------
TOTAL ASSET-BACKED SECURITIES               $        --               $   704,396             $      --               $   704,396
                                            -----------               -----------             ---------               -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6% (*)
FHLMC Multifamily Structured
  Pass Through Certificates,
  Ser K009, Class A2, 3.808%,
  8/25/20                               --           --      141,000      137,819                            141,000      137,819
FHLMC Multifamily Structured
  Pass Through Certificates,
  Ser K701, Class A2, 3.882%,
  11/25/17(a)                           --           --      135,000      137,416                            135,000      137,416
TOTAL COLLATERALIZED                        -----------               -----------             ---------               -----------
  MORTGAGE OBLIGATIONS                      $        --               $   275,235             $      --               $   275,235
                                            -----------               -----------             ---------               -----------

MUNICIPAL BONDS -- 0.1% (*)
ILLINOIS -- 0.1% (*)
State of Illinois UTGO, Ser
  2011 5.365%, 3/1/17                   --           --       55,000       54,956                             55,000       54,956
                                            -----------               -----------             ---------               -----------
TOTAL MUNICIPAL BONDS                       $        --               $    54,956             $      --               $    54,956
                                            -----------               -----------             ---------               -----------

INVESTMENT FUNDS -- 2.2% (*)
Dreyfus Treasury & Agency Cash
  Management, 0.010%               332,213      332,213           --           --                            332,213      332,213
Invesco Liquid Assets
  Portfolio**                           --           --      126,108      126,108         --         --      126,108      126,108
Touchstone Institutional Money
  Market Fund^                          --           --      524,615      524,615                            524,615      524,615
                                            -----------               -----------             ---------               -----------
TOTAL INVESTMENT FUNDS                      $   332,213               $   650,723             $      --               $   982,936
                                            -----------               -----------             ---------               -----------


TOTAL INVESTMENT SECURITIES -- 100.0% (*)
                                            -----------               -----------             ---------               -----------
(COST $43,332,756)                          $16,268,782               $27,978,529             $      --               $44,247,311
                                            -----------               -----------             ---------               -----------

(*) Calculated based on total investment securities at market value of the Pro Forma Combined Touchstone Total Return Bond Fund.

(a) Variable rate security -- The rate reflected is the rate in effect as of March 31, 2011.

(b) Zero Coupon security -- The rate reported was the effective yield as of March 31, 2011.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $121,650.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.


See accompanying pro forma notes to combining financial statements.

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE TOTAL RETURN BOND FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
MARCH 31, 2011 (UNAUDITED)

DESCRIPTION OF THE FUND

The acquiring fund, Touchstone Total Return Bond Fund (the "Acquiring Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Class A , Class C, Class Y, and Institutional Class shares. The target fund, EARNEST Partners Fixed Income Trust (the "Target Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Institutional Class and Investor Class shares.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Target Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Target Fund have been combined as of and for the twelve months ended March 31, 2011. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included in their respective annual reports dated September 30, 2010 and March 31, 2011, respectively.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of April 1, 2011.

PORTFOLIO VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2011, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Target Fund, as of March 31, 2011, divided by the net asset value per share of the shares of the Acquiring Fund as of March 31, 2011.

The pro forma number of shares outstanding for the combined fund consists of the following at March 31, 2011:

                                                         Shares of
                                                       Acquiring Fund         Additional Shares        Total Outstanding
                                                            Pre-               Assumed Issued             Shares Post-
                        Class of Shares                 Combination           in Reorganization           Combination
-----------------------------------------------------------------------------------------------------------------------------
Class A (Investor Class for Target Fund)                  270,001                    688                    270,689
Class C                                                   235,146                     -                        0
Class Y (Institutional Class for Target Fund)              78,360                 1,609,319                1,687,679
Institutional Class                                      2,141,622                    -                        0

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the Provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

      Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

      Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1)      CHARTER OF THE REGISTRANT

(a) Registrant's Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission ("SEC") on November 24, 1998.

(b) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c) Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post- Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e) Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f) Certificate and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2)      BYLAWS OF THE REGISTRANT

         Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3)      VOTING TRUST AGREEMENT

         Not Applicable

(4)      AGREEMENT AND PLAN OF REORGANIZATION

         The Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit (4) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(5)      INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

         Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6)      INVESTMENT ADVISORY CONTRACTS

(a) Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(a) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(2) of Post- Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b)(1) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated April 1, 2007 is herein incorporated by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(b)(2) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated July 20, 2007 is herein incorporated by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(b)(3) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated May 15, 2008 is herein incorporated by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(d) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 15, 2008.

(e) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC dated February 19, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Milne LLC (d/b/a JK Milne Asset Management) dated April 22, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 13, 2009.

(h) Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on October 15, 2009.

(i) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Farr, Miller & Washington LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Investments, Ltd. dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(k) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Cornerstone Real Estate Advisers LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l) Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(m) Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(n) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(o) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(o)(i) Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz dated March 29, 2010 is herein incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(p) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bradford & Marzec LLC dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(q) Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(r) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. dated December 31, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on December 28, 2009.

(s) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Deprince, Race & Zollo, Inc. dated December 6, 2010 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(t) Interim Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC is herein incorporated by reference to Exhibit
         (6)(t) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(u) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC is herein incorporated by reference to Exhibit
         (6)(u) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(7)      UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(8)      BONUS OR PROFIT SHARING PLAN

         Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9)      CUSTODIAN AGREEMENTS

         Custodian Agreement between the Registrant and Brown Brother Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(10)     RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Distribution and Shareholder Services Plan for Class A Shares is herein incorporated by reference to Exhibit (10)(a) of Form N-14 (File Nos. 333-165902 and 811-08104) filed with the SEC on April 5, 2010.

(b) Distribution and Shareholder Services Plan for Class C Shares is herein incorporated by reference to Exhibit (10)(b) of Form N-14 (File Nos. 333-165902 and 811-08104) filed with the SEC on April 5, 2010.

(c) Shareholder Services Plan for Class Z Shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2009.

(d) Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

         Opinion and Consent of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(12)     AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

         Form of Tax Opinion is herein incorporated by reference to Exhibit (12) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(13)     OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(b) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(c) Addendum to Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(d) Transfer Agency Agreement between the Registrant and JPMorgan Chase Bank N.A. (fka Integrated Investment Services, Inc.) is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(e) Addendum to Transfer Agency Agreement between the Registrant and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(f) Amended Compliance Services Agreement among the Registrant, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2008.

(g) Fidelity Bond Allocation Agreement dated April 1, 2010 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(h) Expense Limitation Agreement is herein incorporated by reference to Exhibit (13)(h) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(i) Expense Limitation Agreement with regards to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on November 15, 2010.

(14)     CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(i)      Consent of BBD, LLP is filed herewith.

(ii)     Consent of Ernst & Young, LLP is filed herewith.

(15)     OMITTED FINANCIAL STATEMENT

         Not Applicable.

(16)     POWERS OF ATTORNEY

         Powers of Attorney for Phillip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Susan J. Hickenlooper and John P. Zannotti are herein incorporated by reference to Exhibit (16) of Form N-14 (File Nos. 333-174308 and 811-08104) filed with the SEC on May 18 2011.

(17)     ADDITIONAL EXHIBITS

(i) Definitive Prospectus for the Touchstone Total Return Bond Fund (formerly, the Touchstone Core Plus Bond Fund) and Statement of Additional Information is herein incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011 and 497 filings made on April 19, 2011 (filed on EDGAR, Accession Nos. 0001144204-11-022970 and 0001144204-11-022891).

(ii) Annual Report to Shareholders of the Touchstone Total Return Bond Fund for the fiscal year ended September 30, 2010 is herein incorporated by reference to the Registrant's Certified Shareholder Report on Form N-CSR, filed with the SEC on December 7, 2010 (File No. 811-08104).

ITEM 17. UNDERTAKINGS:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this registration statement on Form N-14.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 29th day of June, 2011.

                                          TOUCHSTONE FUNDS GROUP TRUST

                                          By: /s/ Jill T. McGruder
                                          --------------------------------------
                                          Jill T. McGruder
                                          President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

         *                                  Trustee               June 29, 2011
----------------------------
Phillip R. Cox

         *                                  Trustee               June 29, 2011
----------------------------
Donald C. Siekmann

         *                                  Trustee               June 29, 2011
----------------------------
H. Jerome Lerner

         *                                  Trustee               June 29, 2011
----------------------------
John P. Zanotti

         *                                  Trustee               June 29, 2011
----------------------------
Susan J. Hickenlooper

/s/ Jill T. McGruder                        Trustee and           June 29, 2011
----------------------------                President
Jill T. McGruder

/s/ Terrie A. Wiedenheft                    Controller,           June 29, 2011
----------------------------                Treasurer and
Terrie A. Wiedenheft                        Principal Financial
                                            Officer

* By: /s/ Jay S. Fitton
      ----------------------
      Jay S. Fitton
      (Attorney-in-Fact Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

EXHIBIT NUMBER         DESCRIPTION
--------------         -----------

(14)(i).               Consent of BBD, LLP is filed herewith.

(14)(ii)               Consent of Ernst & Young, LLP is filed herewith.